UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-1880



                        The Income Fund of America, Inc.
               (Exact Name of Registrant as specified in charter)

                    P.O. Box 7650, One Market, Steuart Tower
                         San Francisco, California 94120
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (415) 421-9360

                     Date of fiscal year end: July 31, 2005

                    Date of reporting period: April 30, 2005





                                 Patrick F. Quan
                                    Secretary
                        The Income Fund of America, Inc.
                     P.O. Box 7650, One Market Steuart Tower
                         San Francisco, California 94120
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)



ITEM 1 - Schedule of Investments


[logo- AMERICAN FUNDS (R)]


THE INCOME FUND OF AMERICA
INVESTMENT PORTFOLIO



April 30, 2005                                                                                                             unaudited

                                                                                                                        Market value
Common stocks -- 63.92%                                                                                      Shares            (000)

FINANCIALS -- 17.31%
Washington Mutual, Inc.                                                                                  15,355,000         $634,469
Citigroup Inc.                                                                                           12,231,700          574,401
Societe Generale                                                                                          5,257,300          520,114
HSBC Holdings PLC (United Kingdom)                                                                       19,106,426          304,582
HSBC Holdings PLC (Hong Kong)                                                                            10,543,396          169,080
Bank of America Corp.                                                                                    10,305,550          464,162
U.S. Bancorp                                                                                             15,370,000          428,823
J.P. Morgan Chase & Co.                                                                                  10,750,000          381,517
Wells Fargo & Co.                                                                                         5,855,000          350,949
Lloyds TSB Group PLC                                                                                     40,561,400          346,325
Boston Properties, Inc.                                                                                   4,405,000          292,800
iStar Financial, Inc.(1)                                                                                  7,240,000          288,442
Equity Residential                                                                                        7,387,700          253,767
Equity Office Properties Trust                                                                            7,590,000          238,857
Regions Financial Corp.                                                                                   6,810,000          228,067
Fannie Mae                                                                                                4,206,200          226,924
ING Groep NV                                                                                              8,189,076          222,294
Wachovia Corp.                                                                                            4,250,000          217,515
Hang Lung Properties Ltd.                                                                               133,883,000          205,255
ABN AMRO Holding NV                                                                                       8,070,872          195,619
Kimco Realty Corp.                                                                                        3,290,000          182,233
Developers Diversified Realty Corp.                                                                       4,270,000          181,219
Fidelity National Financial, Inc.                                                                         5,262,000          168,963
Westpac Banking Corp.                                                                                     9,980,425          151,549
Arthur J. Gallagher & Co.(1)                                                                              5,165,400          143,805
Commonwealth Bank of Australia                                                                            5,000,000          141,853
Montpelier Re Holdings Ltd.(1)                                                                            4,120,000          136,743
Fortis                                                                                                    4,880,000          134,352
Bank of Nova Scotia                                                                                       3,600,000          114,203
St. George Bank Ltd.                                                                                      5,624,451          108,677
Hospitality Properties Trust                                                                              2,565,100          107,170
PNC Financial Services Group, Inc.                                                                        2,000,000          106,460
Allied Capital Corp.                                                                                      3,848,020          105,821
Bank of New York Co., Inc.                                                                                3,675,000          102,679
Allstate Corp.                                                                                            1,475,000           82,836
XL Capital Ltd., Class A                                                                                  1,175,000           82,603
Westfield Group                                                                                           5,530,000           70,026
Unibail Holding                                                                                             580,000           71,334
DnB NOR ASA                                                                                               7,500,000           71,332
Sky Financial Group, Inc.                                                                                 2,649,000           69,139
Health Care Property Investors, Inc.                                                                      2,442,300           62,621
General Growth Properties, Inc.                                                                           1,600,000           62,576
Brascan Corp., Class A                                                                                    1,700,000           61,234
Regency Centers Corp.                                                                                     1,150,000           60,548
Marsh & McLennan Companies, Inc.                                                                          2,000,000           56,060
Lincoln National Corp.                                                                                    1,200,000           53,964
Sunstone Hotel Investors, Inc.(1)                                                                         2,240,000           49,190
Archstone-Smith Trust                                                                                     1,252,000           45,034
Hysan Development Co. Ltd.                                                                               21,702,509           44,966
St. Paul Travelers Companies, Inc.                                                                        1,167,400           41,793
Weingarten Realty Investors                                                                               1,000,000           36,010
Irish Life & Permanent PLC                                                                                1,931,100           32,172
Comerica Inc.                                                                                               500,000           28,630
Fubon Financial Holding Co., Ltd.                                                                        26,830,000           24,356
Newcastle Investment Corp.                                                                                  736,000           21,705
Beverly Hills Bancorp Inc.(1)                                                                             1,939,517           20,249
Federal Realty Investment Trust                                                                             345,000           18,458
Anthracite Capital, Inc.                                                                                  1,600,000           17,776
FirstMerit Corp.                                                                                            650,000           15,945
                                                                                                                           9,630,246

UTILITIES -- 9.25%
National Grid Transco PLC                                                                                48,870,000          479,973
Exelon Corp.                                                                                              7,950,000          393,525
E.ON AG                                                                                                   3,975,000          333,422
Duke Energy Corp.                                                                                        11,242,393          328,165
Southern Co.                                                                                              9,915,000          326,699
Dominion Resources, Inc.                                                                                  3,958,498          298,471
Consolidated Edison, Inc.                                                                                 5,815,700          251,703
Ameren Corp.                                                                                              4,814,000          248,884
Scottish Power PLC                                                                                       29,008,000          233,981
FirstEnergy Corp.                                                                                         5,029,652          218,890
DTE Energy Co.                                                                                            4,539,100          208,572
Public Service Enterprise Group Inc.                                                                      3,460,000          201,026
Progress Energy, Inc.                                                                                     4,125,400          173,226
Edison International                                                                                      4,400,000          159,720
Equitable Resources, Inc.                                                                                 2,735,000          157,645
Xcel Energy Inc.                                                                                          8,180,000          140,532
PPL Corp.                                                                                                 2,500,000          135,650
Energy East Corp.                                                                                         4,883,300          127,063
Entergy Corp.                                                                                             1,651,600          121,062
American Electric Power Co., Inc.                                                                         2,500,000           88,050
NSTAR                                                                                                     1,555,600           84,220
KeySpan Corp.                                                                                             2,060,000           78,136
AGL Resources Inc.                                                                                        2,100,000           72,660
Cinergy Corp.                                                                                             1,663,600           65,879
NiSource Inc.                                                                                             2,750,000           63,910
FPL Group, Inc.                                                                                           1,500,000           61,230
MDU Resources Group, Inc.                                                                                 1,750,000           47,303
Northeast Utilities                                                                                       1,410,000           25,817
PG&E Corp.                                                                                                  550,000           19,096
                                                                                                                           5,144,510

TELECOMMUNICATION SERVICES -- 8.62%
BellSouth Corp.                                                                                          35,910,000          951,256
SBC Communications Inc.                                                                                  37,925,000          902,615
Verizon Communications Inc.                                                                              21,535,000          770,953
AT&T Corp.                                                                                               23,250,000          444,773
TDC A/S                                                                                                   8,884,300          379,674
Belgacom SA                                                                                               6,700,277          255,322
Chunghwa Telecom Co., Ltd. (ADR)                                                                          8,400,000          170,268
Chunghwa Telecom Co., Ltd.                                                                               26,447,000           52,081
Telefonica, SA                                                                                           11,575,000          195,522
Telecom Italia SpA, nonvoting                                                                            55,019,765          154,307
Royal KPN NV                                                                                             12,900,000          107,043
Telefonos de Mexico, SA de CV, Class L (ADR)                                                              3,100,000          105,090
Vodafone Group PLC                                                                                       38,650,000          100,476
Eircom Group PLC                                                                                         30,559,100           73,518
KT Corp. (ADR)                                                                                            1,755,000           35,433
KT Corp.                                                                                                    738,480           28,147
BCE Inc.                                                                                                  1,722,573           41,267
BT Group PLC                                                                                              3,500,000           13,339
Dobson Communications Corp., Class A(2,3)                                                                 3,480,483            6,961
NTELOS Inc.(2,3,4)                                                                                          110,593            4,368
XO Communications, Inc.(2)                                                                                    6,837               14
                                                                                                                           4,792,427

CONSUMER STAPLES -- 6.12%
Altria Group, Inc.                                                                                        8,722,500          566,875
ConAgra Foods, Inc.                                                                                      17,985,000          481,099
H.J. Heinz Co.                                                                                           10,640,000          392,084
Reynolds American Inc.                                                                                    4,431,600          345,532
Sara Lee Corp.                                                                                           14,280,000          305,449
General Mills, Inc.                                                                                       4,550,000          224,770
Albertson's, Inc.                                                                                         9,935,000          196,614
Unilever NV (New York registered)                                                                         2,230,000          143,679
Unilever NV                                                                                                 500,000           32,021
Gallaher Group PLC                                                                                        7,911,186          122,719
Diageo PLC                                                                                                7,650,000          112,975
UST Inc.                                                                                                  1,900,000           87,020
Kellogg Co.                                                                                               1,875,000           84,281
Imperial Tobacco Group PLC                                                                                2,765,839           78,894
Tesco PLC                                                                                                13,103,469           77,004
SABMiller PLC                                                                                             4,311,000           63,706
Lion Nathan Ltd.                                                                                          8,600,000           48,945
Woolworths Ltd.                                                                                           3,510,482           41,904
                                                                                                                           3,405,571

ENERGY -- 5.93%
Royal Dutch Petroleum Co. (New York registered)                                                          10,752,000          626,304
"Shell" Transport and Trading Co., PLC                                                                   27,875,002          249,706
"Shell" Transport and Trading Co., PLC (ADR) (New York registered)                                        3,505,300          188,831
ChevronTexaco Corp.                                                                                      10,763,300          559,692
Marathon Oil Corp.                                                                                       11,385,000          530,199
ENI SpA                                                                                                  12,940,000          324,789
Kinder Morgan, Inc.                                                                                       3,036,000          232,133
ConocoPhillips                                                                                            1,300,000          136,305
Occidental Petroleum Corp.                                                                                1,800,000          124,200
Exxon Mobil Corp.                                                                                         1,385,000           78,987
Enbridge Inc.                                                                                             1,550,000           78,016
TOTAL SA (ADR)                                                                                              645,000           71,537
Sunoco, Inc.                                                                                                540,000           53,600
Husky Energy Inc.                                                                                         1,620,000           47,099
                                                                                                                           3,301,398

MATERIALS -- 5.70%
Dow Chemical Co.                                                                                         14,767,500          678,271
Weyerhaeuser Co.                                                                                          8,382,000          575,089
E.I. du Pont de Nemours and Co.                                                                          12,130,000          571,444
International Paper Co.                                                                                   7,739,640          265,392
Akzo Nobel NV                                                                                             5,145,575          209,847
DSM NV                                                                                                    2,000,000          133,539
Lyondell Chemical Co.                                                                                     4,920,000          123,443
Eastman Chemical Co.                                                                                      2,000,000          108,000
MeadWestvaco Corp.                                                                                        3,180,000           93,651
RPM International, Inc.                                                                                   5,385,000           92,891
Alcoa Inc.                                                                                                3,200,000           92,864
UPM-Kymmene Corp.                                                                                         4,100,000           81,282
Stora Enso Oyj, Class R                                                                                   3,264,275           43,129
Temple-Inland Inc.                                                                                          930,000           31,388
Worthington Industries, Inc.                                                                              1,701,800           27,671
Holmen AB, Class B                                                                                          942,900           25,091
Freeport-McMoRan Copper & Gold Inc., Class B                                                                300,000           10,398
Cia. Vale do Rio Doce, Class A, preferred nominative                                                        417,700            9,684
                                                                                                                           3,173,074

INDUSTRIALS -- 3.48%
General Electric Co.                                                                                     14,405,000          521,461
R.R. Donnelley & Sons Co.(1)                                                                             12,086,000          397,750
Emerson Electric Co.                                                                                      4,925,000          308,650
Hubbell Inc., Class B                                                                                     3,213,100          139,609
Cooper Industries, Ltd., Class A                                                                          2,100,000          133,686
ServiceMaster Co.                                                                                        10,082,050          129,353
Caterpillar Inc.                                                                                          1,200,000          105,660
Sandvik AB                                                                                                2,000,000           77,871
Wesfarmers Ltd.                                                                                           2,205,000           61,800
Raytheon Co.                                                                                              1,009,600           37,971
Volvo AB, Class B                                                                                           197,800            7,978
Delta Air Lines, Inc.(2,3)                                                                                2,326,748            7,655
Brambles Industries PLC                                                                                   1,000,000            5,548
                                                                                                                           1,934,992

HEALTH CARE -- 3.36%
Bristol-Myers Squibb Co.                                                                                 28,443,000          739,518
Merck & Co., Inc.                                                                                        19,768,300          670,145
Eli Lilly and Co.                                                                                         2,650,000          154,946
GlaxoSmithKline PLC                                                                                       3,850,000           96,377
Pfizer Inc                                                                                                3,000,000           81,510
Wyeth                                                                                                     1,431,500           64,332
Schering-Plough Corp.                                                                                     3,000,000           62,610
Clarent Hospital Corp.(1,2,4)                                                                               484,684              242
                                                                                                                           1,869,680

CONSUMER DISCRETIONARY -- 2.04%
General Motors Corp.                                                                                     17,775,000          474,237
May Department Stores Co.                                                                                 7,793,000          273,378
Kingfisher PLC                                                                                           16,678,565           78,125
Delphi Corp.                                                                                             22,500,000           74,250
Dixons Group PLC                                                                                         27,250,000           73,830
Kesa Electricals PLC                                                                                     13,644,958           68,927
Gap, Inc.                                                                                                 2,264,267           48,342
Harrah's Entertainment, Inc.                                                                                585,300           38,407
John Fairfax Holdings Ltd.                                                                                1,925,615            5,698
TI Automotive Ltd., Class A(2,4)                                                                          7,000,000               --
                                                                                                                           1,135,194

INFORMATION TECHNOLOGY -- 0.66%
Microsoft Corp.                                                                                          14,360,000          363,308
ZiLOG, Inc.(2)                                                                                              455,000            2,007
                                                                                                                             365,315

MISCELLANEOUS -- 1.45%
Other common stocks in initial period of acquisition                                                                         803,891


TOTAL COMMON STOCKS (COST: $30,011,519,000)                                                                               35,556,298


Preferred stocks -- 1.11%

FINANCIALS -- 1.05%
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred(3,5)                                       124,434,000          140,666
Fannie Mae, Series O, 7.00% preferred(3)                                                                  1,920,000          107,100
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred(3,5)                                    55,950,000           64,009
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred(3,5)                              24,300,000           27,117
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred(3,5)                 37,500,000           45,654
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up perpetual preferred(3,5)                10,000,000           15,671
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred(3,5)                            52,000,000           59,573
BNP Paribas Capital Trust 9.003% noncumulative trust preferred(3,5)                                      11,750,000           14,186
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred(3,5)                                       4,200,000            4,530
Royal Bank of Scotland Group PLC, Series 3 Preference Shares, 7.816%                                     12,000,000           12,338
RBS Capital Trust I noncumulative trust preferred 4.709%(5)                                               4,550,000            4,394
Duke Realty Corp., Series B, 7.99% preferred cumulative step-up premium rate                                300,000           15,703
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares                                  520,000           14,347
Simon Property Group, Inc., Series G, 7.89% preferred cumulative step-up premium rate                       200,000           10,763
Public Storage, Inc., Series V, 7.50% cumulative preferred depositary shares                                400,000           10,396
iStar Financial, Inc., Series F, 7.80% cumulative redeemable preferred(1)                                   400,000           10,304
ACE Ltd., Series C, 7.80% preferred depositary shares                                                       360,000            9,497
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares(3,5)               6,500,000            7,422
New Plan Excel Realty Trust, Inc., Series D, 7.80% preferred cumulative step-up premium rate                112,500            5,762
Nationwide Health Properties, Inc., Series A, 7.677% preferred cumulative step-up premium rate               50,000            5,270
                                                                                                                             584,702

CONSUMER DISCRETIONARY -- 0.04%
Delphi Corp., Series A, 8.25% 2033                                                                        1,252,460           22,732

TELECOMMUNICATION SERVICES -- 0.02%
Dobson Communications Corp. 13.00% senior exchangeable preferred 2009                                        12,789            9,176
XO Communications, Inc. 14.00% preferred 2009(2,4,6)                                                             12                0
                                                                                                                               9,176

INFORMATION TECHNOLOGY -- 0.00%
ZiLOG, Inc. -- MOD III Inc., units(4)                                                                           513                0


TOTAL PREFERRED STOCKS (COST: $563,683,000)                                                                                  616,610


                                                                                                                           unaudited

                                                                                                                        Market value
Warrants -- 0.00%                                                                                            Shares            (000)

TELECOMMUNICATION SERVICES -- 0.00%
American Tower Corp., warrants, expire 2008(2,3)                                                              3,000      $       645
XO Communications, Inc., Series A, warrants, expire 2010(2)                                                  13,674                5
XO Communications, Inc., Series B, warrants, expire 2010(2)                                                  10,256                2
XO Communications, Inc., Series C, warrants, expire 2010(2)                                                  10,256                2
Allegiance Telecom, Inc., warrants, expire 2008(2,3,4)                                                       20,000                0
GT Group Telecom Inc., warrants, expire 2010(2,3,4)                                                          15,000                0
                                                                                                                                 654

INDUSTRIALS -- 0.00%
Protection One, Inc., warrants, expire 2005(2,3,4)                                                           57,600               --


Total warrants (cost: $1,020,000)                                                                                                654


                                                                                                         Shares or
Convertible securities -- 4.73%                                                                   principal amount

INFORMATION TECHNOLOGY -- 1.11%
Sanmina Corp. 0% convertible subordinated debentures 2020                                              $161,000,000           87,544
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007                                        $57,500,000           54,266
Celestica Inc. 0% convertible debentures 2020                                                          $181,000,000          102,265
Nortel Networks Corp. 4.25% convertible notes 2008                                                      $50,580,000           45,965
Nortel Networks Corp. 4.25% convertible notes 2008(3)                                                   $40,000,000           36,350
Agilent Technologies, Inc. 3.00% convertible debentures 2021(5)                                         $50,092,600           48,778
Agilent Technologies, Inc. 3.00% convertible debentures 2021(3,5)                                       $30,185,000           29,393
ASM Lithography Holding NV 5.75% convertible notes 2006(3)                                              $57,500,000           61,013
International Rectifier Corp. 4.25% convertible notes 2007                                              $52,000,000           51,415
Advanced Micro Devices, Inc. 4.75% convertible debentures 2022(5)                                       $50,000,000           46,937
Micron Technology, Inc. 2.50% convertible notes 2010(3)                                                 $32,000,000           31,280
Liberty Media Corp. 3.50% exchangeable debentures 2031                                                  $25,000,000           19,594
LSI Logic Corp. 4.00% convertible notes 2006                                                             $3,000,000            2,936
Fairchild Semiconductor Corp. 5.00% convertible notes 2008                                               $2,500,000            2,472
                                                                                                                             620,208

CONSUMER DISCRETIONARY -- 1.06%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032                         9,565,300          372,568
General Motors Corp., Series B, 5.25% convertible senior debentures 2032                                $19,700,000           13,057
General Motors Corp., Series C, 6.25% convertible preferred 2033                                         $4,620,000           87,041
Amazon.com, Inc. 4.75% convertible subordinated debentures 2009                                         $59,137,000           57,215
Interpublic Group of Companies, Inc., Series A, 5.375% convertible preferred 2006                           647,000           29,762
Liberty Media Corp. 3.25% exchangeable debentures 2031                                                  $25,000,000           20,250
Six Flags, Inc. 7.25% PIERS convertible preferred 2009                                                      400,000            7,560
                                                                                                                             587,453

FINANCIALS -- 0.88%
Chubb Corp. 7.00% convertible preferred 2005                                                              1,800,000 units     53,730
Chubb Corp. 7.00% convertible preferred 2006                                                              1,600,000 units     47,744
Fannie Mae 5.375% convertible preferred 2049                                                                  1,065           98,779
Genworth Financial, Inc. 6.00% convertible preferred 2007                                                 2,400,000 units     76,920
UnumProvident Corp. 8.25% ACES convertible 2006                                                           2,100,000 units     69,783
Capital One Financial Corp. 6.25% Upper DECS 2005                                                           840,000 units     42,101
St. Paul Companies, Inc., Series E, 9.00% convertible preferred 2005                                        600,000 units     36,984
Providian Financial Corp. 3.25% convertible debentures 2005                                             $34,500,000           34,414
Ohio Casualty Corp. 5.00% convertible notes 2022                                                        $20,000,000           20,400
XL Capital Ltd. 6.50% ACES convertible preferred 2007                                                       340,000 units      7,803
                                                                                                                             488,658

HEALTH CARE -- 0.49%
Schering-Plough Corp. 6.00% convertible preferred 2007                                                    2,499,900          136,869
Baxter International Inc. 7.00% convertible preferred 2006                                                1,407,500 units     78,398
Sepracor Inc. 5.00% convertible subordinated debentures 2007                                            $46,000,000           46,460
Incyte Corp. 3.50% convertible notes 2011(3)                                                            $15,000,000           12,487
                                                                                                                             274,214

MATERIALS -- 0.26%
Freeport-McMoRan Copper & Gold Inc. 5.50% convertible preferred(3)                                           50,000           44,600
Temple-Inland Inc. 7.50% Upper DECS 2005                                                                    690,000 units     37,163
Phelps Dodge Corp., Series A, 6.75% mandatory convertible preferred shares (MEDS) 2005                      200,000           35,698
Inco Ltd. 0% convertible notes LYON 2021                                                                $26,000,000           24,830
                                                                                                                             142,291

INDUSTRIALS -- 0.23%
Tyco International Group SA, Series B, 3.125% convertible debentures 2023(3)                            $50,000,000           73,625
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031                                              422,000           31,281
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031(3)                                           178,000           13,194
Kansas City Southern 4.25% convertible preferred(3)                                                          15,000           10,301
                                                                                                                             128,401

UTILITIES -- 0.20%
PG&E Corp. 9.50% convertible note 2010                                                                  $28,000,000           76,160
American Electric Power Co., Inc. 9.25% convertible preferred 2005                                          460,000           20,346
AES Trust VII 6.00% convertible preferred 2008                                                              325,000           15,681
                                                                                                                             112,187

TELECOMMUNICATION SERVICES -- 0.19%
CenturyTel, Inc. 6.875% ACES 2005                                                                         1,750,000 units     43,575
American Tower Corp. 5.00% convertible debentures 2010                                                  $38,100,000           37,767
Liberty Media Corp. 4.00% exchangeable debentures 2029                                                  $36,000,000           23,670
Dobson Communications Corp., Series F, 6.00% convertible preferred(2,3)                                      33,625            2,589
                                                                                                                             107,601

ENERGY -- 0.13%
El Paso Corp. 4.99% convertible preferred(2,3)                                                               75,000           70,125


CONSUMER STAPLES -- 0.07%
Albertson's, Inc. 7.25% convertible preferred 2007                                                        1,900,000 units     40,774


MISCELLANEOUS -- 0.11%
Other convertible securities in initial period of acquisition                                                                 60,000


TOTAL CONVERTIBLE SECURITIES (COST: $2,640,855,000)                                                                        2,631,912


Bonds & notes -- 22.34%

CONSUMER DISCRETIONARY -- 4.60%
Delphi Automotive Systems Corp. 6.50% 2009                                                                   72,856           57,921
Delphi Corp. 6.50% 2013                                                                                     134,530           98,880
Delphi Automotive Systems Corp. 7.125% 2029                                                                  49,500           34,897
Delphi Trust II, trust preferred securities, 6.197% 2033(5)                                                  15,500            6,742
Ford Motor Credit Co. 6.50% 2007                                                                              1,000            1,000
Ford Motor Credit Co. 5.80% 2009                                                                              4,000            3,725
Ford Motor Credit Co. 7.375% 2009                                                                           142,000          136,730
Ford Motor Credit Co. 4.711% 2010(5)                                                                          5,055            4,669
Ford Motor Credit Co. 5.70% 2010                                                                              1,445            1,307
Ford Motor Credit Co. 7.875% 2010                                                                            29,000           27,938
Ford Motor Credit Co. 7.375% 2011                                                                            13,750           12,893
Ford Motor Co. 7.45% 2031                                                                                     8,000            6,591
General Motors Acceptance Corp. 6.75% 2006                                                                    2,000            2,015
General Motors Acceptance Corp. 6.125% 2007                                                                  28,250           27,541
General Motors Acceptance Corp. 5.85% 2009                                                                   10,000            9,165
General Motors Acceptance Corp. 7.75% 2010                                                                   23,500           22,171
General Motors Acceptance Corp. 6.875% 2011                                                                  16,000           14,035
General Motors Corp. 7.20% 2011                                                                              45,500           38,463
General Motors Acceptance Corp. 7.25% 2011                                                                   51,000           45,795
General Motors Acceptance Corp. 6.875% 2012                                                                     650              561
General Motors Acceptance Corp. 7.00% 2012                                                                    1,000              871
General Motors Acceptance Corp. 5.11% 2014(5)                                                                22,000           17,882
General Motors Acceptance Corp. 8.00% 2031                                                                    7,000            5,904
Clear Channel Communications, Inc. 4.625% 2008                                                               14,000           13,839
Chancellor Media Corp. of Los Angeles 8.00% 2008                                                             23,750           25,679
Clear Channel Communications, Inc. 7.65% 2010                                                                15,550           16,806
Clear Channel Communications, Inc. 5.75% 2013                                                                13,080           12,779
Clear Channel Communications, Inc. 5.50% 2014                                                               106,970          101,498
Liberty Media Corp. 7.75% 2009                                                                               10,950           11,873
Liberty Media Corp. 7.875% 2009                                                                              43,350           47,257
Liberty Media Corp. 5.70% 2013                                                                               40,000           37,883
Liberty Media Corp. 8.25% 2030                                                                               17,605           18,026
Cox Communications, Inc. 7.75% 2006                                                                           6,000            6,255
Cox Communications, Inc. 3.55% 2007(3,5)                                                                      8,250            8,304
Cox Communications, Inc. 7.875% 2009                                                                         12,500           13,937
Cox Communications, Inc. 4.625% 2010(3)                                                                      45,250           44,626
Cox Communications, Inc. 7.75% 2010                                                                          10,000           11,250
Cox Communications, Inc. 4.625% 2013                                                                          5,000            4,766
Cox Communications, Inc. 5.45% 2014(3)                                                                       18,500           18,465
J.C. Penney Co., Inc. 8.00% 2010                                                                             40,705           44,775
J.C. Penney Co., Inc. 9.00% 2012                                                                              6,964            8,009
J.C. Penney Co., Inc. 7.65% 2016                                                                              4,395            4,780
J.C. Penney Co., Inc. 7.95% 2017                                                                             23,991           26,570
J.C. Penney Co., Inc. 8.125% 2027                                                                             3,000            3,022
J.C. Penney Co., Inc. 7.625% 2097                                                                            10,000            9,400
DaimlerChrysler North America Holding Corp. 6.40% 2006                                                        2,925            2,974
DaimlerChrysler North America Holding Corp. 4.05% 2008                                                        2,560            2,468
DaimlerChrysler North America Holding Corp. 4.75% 2008                                                        1,440            1,421
DaimlerChrysler North America Holding Corp. 7.20% 2009                                                       24,450           25,936
DaimlerChrysler North America Holding Corp. 8.00% 2010                                                       15,000           16,419
DaimlerChrysler North America Holding Corp. 7.75% 2011                                                       25,000           27,196
DaimlerChrysler North America Holding Corp. 7.30% 2012                                                        7,250            7,776
DaimlerChrysler North America Holding Corp. 6.50% 2013                                                        3,200            3,272
AOL Time Warner Inc. 5.625% 2005                                                                              5,000            5,000
Time Warner Inc. 7.75% 2005                                                                                   9,500            9,547
Time Warner Inc. 8.18% 2007                                                                                  20,000           21,619
AOL Time Warner Inc. 6.875% 2012                                                                             15,750           17,565
Time Warner Companies, Inc. 9.125% 2013                                                                       5,000            6,286
Time Warner Companies, Inc. 7.25% 2017                                                                        8,000            9,330
AOL Time Warner Inc. 7.625% 2031                                                                              9,750           11,919
Mirage Resorts, Inc. 7.25% 2006                                                                               4,960            5,121
MGM MIRAGE 6.00% 2009                                                                                        35,100           34,793
MGM MIRAGE 8.50% 2010                                                                                        22,830           24,999
MGM MIRAGE 6.75% 2012                                                                                         9,150            9,196
TCI Communications, Inc. 8.00% 2005                                                                          10,000           10,109
Comcast Cable Communications, Inc. 8.375% 2007                                                                9,925           10,702
Comcast Cable Communications, Inc. 6.20% 2008                                                                24,000           25,357
Lenfest Communications, Inc. 7.625% 2008                                                                      2,000            2,161
Comcast Cable Communications, Inc. 6.875% 2009                                                                8,000            8,693
Comcast Cable Communications, Inc. 7.125% 2013                                                                3,100            3,535
CCH II, LLC and CCH II Capital Corp. 10.25% 2010                                                              9,000            9,034
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/13.50% 2011(7)      4,375            3,281
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012(3)       25,950           25,042
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013                                                  13,350           12,916
Toys "R" Us, Inc. 7.625% 2011                                                                                 2,595            2,355
Toys "R" Us, Inc. 7.875% 2013                                                                                34,915           30,551
Toys "R" Us, Inc. 7.375% 2018                                                                                11,135            8,852
Royal Caribbean Cruises Ltd. 7.00% 2007                                                                       3,000            3,112
Royal Caribbean Cruises Ltd. 8.00% 2010                                                                       2,250            2,464
Royal Caribbean Cruises Ltd. 8.75% 2011                                                                      25,475           28,659
Royal Caribbean Cruises Ltd. 6.875% 2013                                                                      6,750            7,037
Harrah's Operating Co., Inc. 7.875% 2005                                                                      5,850            5,996
Harrah's Operating Co., Inc. 7.125% 2007                                                                      4,150            4,355
Harrah's Operating Co., Inc. 5.50% 2010                                                                      26,375           26,998
ITT Corp. 6.75% 2005                                                                                          8,675            8,740
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007                                                        12,350           12,844
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012                                                        12,450           13,711
D.R. Horton, Inc. 7.50% 2007                                                                                  3,500            3,723
D.R. Horton, Inc. 5.00% 2009                                                                                  3,000            2,982
D.R. Horton, Inc. 8.00% 2009                                                                                 19,900           21,715
D.R. Horton, Inc. 9.75% 2010                                                                                  3,000            3,528
D.R. Horton, Inc. 7.875% 2011                                                                                   550              611
D.R. Horton, Inc. 6.875% 2013                                                                                 2,000            2,135
Young Broadcasting Inc. 8.50% 2008                                                                           16,545           17,714
Young Broadcasting Inc. 10.00% 2011                                                                          15,640           15,718
EchoStar DBS Corp. 5.75% 2008                                                                                 9,300            9,195
EchoStar DBS Corp. 9.125% 2009                                                                               22,509           24,056
Standard Pacific Corp. 6.50% 2008                                                                             5,000            5,075
Standard Pacific Corp. 5.125% 2009                                                                           17,750           16,996
Standard Pacific Corp. 6.875% 2011                                                                            6,500            6,565
Standard Pacific Corp. 6.25% 2014                                                                             3,500            3,360
Hilton Hotels Corp. 7.625% 2008                                                                               2,450            2,654
Hilton Hotels Corp. 7.20% 2009                                                                                4,850            5,311
Hilton Hotels Corp. 8.25% 2011                                                                               13,158           15,198
Hilton Hotels Corp. 7.625% 2012                                                                               5,875            6,758
CBS Corp. 7.15% 2005                                                                                         21,500           21,532
Viacom Inc. 6.40% 2006                                                                                        3,000            3,057
Viacom Inc. 5.625% 2007                                                                                       5,000            5,108
Radio One, Inc., Series B, 8.875% 2011                                                                       16,750           18,006
Radio One, Inc. 6.375% 2013(3)                                                                               11,850           11,583
British Sky Broadcasting Group PLC 6.875% 2009                                                               10,000           10,777
British Sky Broadcasting Group PLC 8.20% 2009                                                                16,250           18,411
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013                                             25,475           27,704
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014(3)                                          28,535           26,823
K. Hovnanian Enterprises, Inc. 10.50% 2007                                                                   16,275           18,147
K. Hovnanian Enterprises, Inc. 8.00% 2012                                                                     3,000            3,195
K. Hovnanian Enterprises, Inc. 7.75% 2013                                                                     2,500            2,556
K. Hovnanian Enterprises, Inc. 6.375% 2014                                                                    2,000            1,960
Dana Corp. 6.50% 2009                                                                                         3,175            3,059
Dana Corp. 5.85% 2015(3)                                                                                     27,700           22,729
Visteon Corp. 8.25% 2010                                                                                     16,300           12,592
Visteon Corp. 7.00% 2014                                                                                     18,000           12,645
Dex Media West LLC and Dex Media West Finance Co., Series B, 5.875% 2011                                     24,675           23,935
Telenet Group Holding NV 0%/11.50% 2014(3,7)                                                                 30,725           23,197
Mohegan Tribal Gaming Authority 6.375% 2009                                                                  19,780           19,829
Mohegan Tribal Gaming Authority 8.00% 2012                                                                    2,100            2,242
MDC Holdings, Inc. 7.00% 2012                                                                                 5,000            5,535
MDC Holdings, Inc. 5.50% 2013                                                                                15,750           15,948
Kabel Deutschland GmbH 10.625% 2014(3)                                                                       19,675           20,855
Technical Olympic USA, Inc. 9.00% 2010                                                                        8,615            8,917
Technical Olympic USA, Inc. 9.00% 2010                                                                          275              285
Technical Olympic USA, Inc. 7.50% 2011                                                                       12,250           11,454
Boyd Gaming Corp. 9.25% 2009                                                                                  8,500            9,010
Boyd Gaming Corp. 7.75% 2012                                                                                 10,950           11,552
Tenneco Automotive Inc., Series B, 10.25% 2013                                                                5,325            5,844
Tenneco Automotive Inc. 8.625% 2014(3)                                                                       14,900           13,671
Blockbuster Inc. 9.00% 2012(3)                                                                               21,250           19,125
Warner Music Group 7.375% 2014                                                                               19,000           19,095
Univision Communications Inc. 7.85% 2011                                                                     15,685           18,151
Adelphia Communications Corp. 10.25% 2006(8)                                                                 13,975           12,018
Adelphia Communications Corp. 10.25% 2011(8)                                                                  6,100            5,520
News America Inc. 6.75% 2038                                                                                 15,000           16,814
RH Donnelley Inc. 8.875% 2010(3)                                                                             10,500           11,471
RH Donnelley Inc. 8.875% 2010                                                                                 3,800            4,151
RH Donnelley Inc. 10.875% 2012(3)                                                                             1,000            1,147
CSC Holdings, Inc. 7.25% 2008                                                                                 8,000            8,040
CSC Holdings, Inc., Series B, 8.125% 2009                                                                     8,000            8,240
NTL Cable PLC 8.75% 2014(3,5)                                                                                15,019           15,958
Argosy Gaming Co. 7.00% 2014                                                                                 13,525           14,844
Toll Brothers, Inc. 6.875% 2012                                                                               9,000            9,953
Toll Brothers, Inc. 4.95% 2014                                                                                5,000            4,848
William Lyon Homes, Inc. 7.625% 2012                                                                         16,000           14,720
TRW Automotive Acquisition Corp. 9.375% 2013                                                                 14,088           14,652
Hyatt Equities, LLC 6.875% 2007(3)                                                                           14,000           14,494
YUM! Brands, Inc. 7.70% 2012                                                                                 10,500           12,320
Six Flags, Inc. 8.875% 2010                                                                                   2,500            2,206
Six Flags, Inc. 9.625% 2014                                                                                  11,725            9,966
Stoneridge, Inc. 11.50% 2012                                                                                 10,950           11,662
Videotron Ltee 6.875% 2014                                                                                   11,500           11,385
AMC Entertainment Inc. 8.625% 2012(3)                                                                         3,750            3,909
AMC Entertainment Inc. 8.00% 2014                                                                             7,500            6,825
Staples, Inc. 7.375% 2012                                                                                     9,000           10,469
NVR, Inc. 5.00% 2010                                                                                         10,000            9,900
Lear Corp., Series B, 8.11% 2009                                                                              9,710            9,817
Cinemark USA, Inc. 9.00% 2013                                                                                 8,575            9,111
Office Depot, Inc. 6.25% 2013                                                                                 7,875            8,303
LBI Media, Inc. 10.125% 2012                                                                                  7,500            8,287
Centex Corp. 4.75% 2008                                                                                       8,075            8,095
CanWest Media Inc., Series B, 10.625% 2011                                                                    3,000            3,270
CanWest Media Inc. 8.00% 2012(3)                                                                              4,685            4,814
Meritor Automotive, Inc. 6.80% 2009                                                                           8,500            7,884
Regal Cinemas Corp., Series B, 9.375% 2012(4)                                                                 7,250            7,746
Boyds Collection, Ltd., Series B, 9.00% 2008                                                                  7,382            7,013
WCI Communities, Inc. 10.625% 2011                                                                            1,850            1,970
WCI Communities, Inc. 9.125% 2012                                                                             4,150            4,357
Pulte Homes, Inc. 7.625% 2017                                                                                 5,000            5,743
Payless ShoeSource, Inc. 8.25% 2013                                                                           5,500            5,637
NextMedia Operating, Inc. 10.75% 2011                                                                         4,580            4,952
Carnival Corp. 3.75% 2007                                                                                     5,000            4,943
Fisher Communications, Inc. 8.625% 2014                                                                       4,605            4,904
Jones Apparel Group, Inc. and Jones Apparel Group Holdings, Inc. and Jones Apparel Group USA, Inc.
     and Nine West Footwear Corp. and Jones Retail Corp. 5.125% 2014(3)                                       5,000            4,793
Quebecor Media Inc. 0%/13.75% 2011(7)                                                                         2,000            1,975
Quebecor Media Inc. 11.125% 2011                                                                              1,750            1,934
Warnaco, Inc. 8.875% 2013                                                                                     3,425            3,716
Marriott International, Inc., Series C, 7.875% 2009                                                           3,000            3,390
American Media Operations, Inc., Series B, 10.25% 2009                                                          200              206
American Media Operations, Inc. 8.875% 2011                                                                   2,850            2,914
Aztar Corp. 7.875% 2014                                                                                       2,500            2,631
Saks Inc. 7.375% 2019                                                                                         2,650            2,372
Gray Communications Systems, Inc. 9.25% 2011                                                                  2,000            2,175
Cox Radio, Inc. 6.375% 2005                                                                                   2,000            2,001
Reader's Digest Association, Inc. 6.50% 2011                                                                  1,625            1,621
                                                                                                                           2,560,745

TELECOMMUNICATION SERVICES -- 3.13%
Qwest Capital Funding, Inc. 7.75% 2006                                                                        3,000            3,030
Qwest Services Corp. 13.00% 2007(3)                                                                          15,551           17,067
Qwest Capital Funding, Inc. 7.00% 2009                                                                        2,625            2,382
Qwest Capital Funding, Inc. 7.90% 2010                                                                       26,635           24,637
Qwest Services Corp. 13.50% 2010(3)                                                                          22,021           24,884
Qwest Capital Funding, Inc. 7.25% 2011                                                                        6,075            5,467
Qwest Corp. 9.125% 2012(3)                                                                                   12,400           13,206
Qwest Services Corp. 14.00% 2014(3)                                                                          25,000           29,125
U S WEST Capital Funding, Inc. 6.50% 2018                                                                    10,000            7,500
Qwest Capital Funding, Inc. 7.625% 2021                                                                       7,800            6,474
U S WEST Capital Funding, Inc. 6.875% 2028                                                                   42,675           32,113
Qwest Capital Funding, Inc. 7.75% 2031                                                                       69,620           55,696
Nextel Communications, Inc. 6.875% 2013                                                                      69,900           73,744
Nextel Communications, Inc. 7.375% 2015                                                                     124,450          133,161
American Tower Corp. 9.375% 2009                                                                              7,859            8,262
American Tower Corp. 7.25% 2011                                                                              49,175           50,650
American Tower Corp. 7.125% 2012                                                                             65,025           64,862
American Tower Corp. 7.50% 2012                                                                              43,300           44,166
Dobson Communications Corp. 10.875% 2010                                                                     55,930           50,617
Dobson Cellular Systems, Inc. 7.493% 2011(3,5)                                                                4,850            4,971
American Cellular Corp., Series B, 10.00% 2011                                                               74,000           69,560
Dobson Cellular Systems, Inc. 9.875% 2012(3)                                                                  3,850            3,908
Dobson Communications Corp. 8.875% 2013                                                                      30,250           24,805
Triton PCS, Inc. 8.75% 2011                                                                                  19,900           11,990
Triton PCS, Inc. 9.375% 2011                                                                                 28,350           16,868
Triton PCS, Inc. 8.50% 2013                                                                                  72,400           62,988
Crown Castle International Corp. 9.375% 2011                                                                  4,250            4,675
Crown Castle International Corp. 7.50% 2013                                                                  43,375           46,411
Crown Castle International Corp., Series B, 7.50% 2013                                                       31,475           33,678
Sprint Capital Corp. 4.78% 2006                                                                              10,950           11,029
Sprint Capital Corp. 6.375% 2009                                                                             23,220           24,733
Sprint Capital Corp. 7.625% 2011                                                                              5,000            5,650
Sprint Capital Corp. 8.375% 2012                                                                             15,000           17,787
Sprint Capital Corp. 6.90% 2019                                                                               6,988            7,826
Sprint Capital Corp. 6.875% 2028                                                                              5,000            5,592
SBC Communications Inc. 4.125% 2009                                                                          17,465           17,193
SBC Communications Inc. 5.10% 2014                                                                           49,215           49,328
SBC Communications Inc. 6.45% 2034                                                                            5,000            5,406
AT&T Wireless Services, Inc. 7.50% 2007                                                                      34,250           36,372
AT&T Wireless Services, Inc. 8.125% 2012                                                                     24,935           29,521
Deutsche Telekom International Finance BV 8.50% 2010(5)                                                      24,900           28,908
Deutsche Telekom International Finance BV 5.25% 2013                                                         15,000           15,342
Deutsche Telekom International Finance BV 9.25% 2032(5)                                                      10,000           14,879
Intelsat, Ltd. 7.805% 2012(3,5)                                                                              20,575           20,729
Intelsat, Ltd. 8.25% 2013(3)                                                                                 26,270           26,598
Nextel Partners, Inc. 12.50% 2009                                                                            16,234           17,857
Nextel Partners, Inc. 8.125% 2011                                                                            22,050           23,814
Nextel Partners, Inc. 8.125% 2011                                                                             5,000            5,400
France Telecom 8.50% 2011(5)                                                                                 34,500           39,806
Rogers Wireless Inc. 7.25% 2012                                                                              14,825           15,233
Rogers Wireless Inc. 7.50% 2015                                                                              21,250           21,914
AT&T Corp. 9.05% 2011(5)                                                                                     23,228           26,625
AT&T Corp. 8.35% 2025                                                                                         9,000            9,292
Western Wireless Corp. 9.25% 2013                                                                            28,575           32,790
Centennial Cellular Corp. 10.75% 2008                                                                         3,858            3,993
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013                       16,000           17,560
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and
     Centennial Puerto Rico Operations Corp. 8.125% 2014(5)                                                   9,500            9,524
TELUS Corp. 8.00% 2011                                                                                       25,150           29,084
Cincinnati Bell Inc. 7.25% 2013                                                                              23,275           22,635
Telecom Italia Capital SA, Series A, 4.00% 2008                                                               3,000            2,939
Telecom Italia Capital SA, Series B, 5.25% 2013                                                              10,300           10,336
Telecom Italia Capital SA 4.95% 2014(3)                                                                       9,000            8,783
Koninklijke KPN NV 8.00% 2010                                                                                15,750           18,164
Vodafone Group PLC 7.75% 2010                                                                                15,050           17,151
British Telecommunications PLC 7.00% 2007                                                                     7,000            7,375
British Telecommunications PLC 8.375% 2010(5)                                                                 7,500            8,809
PCCW-HKT Capital Ltd. 8.00% 2011(3,5)                                                                        13,000           14,997
SBA Communications Corp. 8.50% 2012(3)                                                                       14,205           14,880
Hawaiian Telecom Communications Inc. 9.75% 2013(3)                                                            9,225            9,213
Hawaiian Telecom Communications Inc. 12.50% 2015(3)                                                           5,500            5,472
NTELOS Inc. 8.07% 2012(5)                                                                                    14,750           14,529
Verizon Global Funding Corp. 6.125% 2007                                                                      7,000            7,278
Verizon New York Inc., Series A, 6.875% 2012                                                                  6,500            7,129
Singapore Telecommunications Ltd. 6.375% 2011(3)                                                              6,000            6,550
Singapore Telecommunications Ltd. 6.375% 2011                                                                 4,825            5,267
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                              11,000           11,226
UbiquiTel Operating Co. 9.875% 2011                                                                           7,875            8,564
UbiquiTel Operating Co. 9.875% 2011(3)                                                                        1,875            2,039
ALLTEL Corp. 4.656% 2007                                                                                      8,700            8,778
BellSouth Corp. 4.20% 2009                                                                                    7,000            6,922
US Unwired Inc., Series B, 10.00% 2012                                                                        6,000            6,615
AirGate PCS, Inc. 9.375% 2009(3)                                                                              6,128            6,542
Telefonos de Mexico, SA de CV 8.25% 2006                                                                      5,000            5,171
Millicom International Cellular SA 10.00% 2013                                                                3,500            3,421
Valor Communications Group Inc. 7.75% 2015(3)                                                                 1,750            1,684
SpectraSite, Inc. 8.25% 2010                                                                                  1,000            1,047
GT Group Telecom Inc. 13.25% 2010(4,)(8)                                                                     15,000               --
                                                                                                                           1,740,198

FINANCIALS -- 2.41%
Capital One Bank 6.875% 2006                                                                                 21,600           22,086
Capital One Financial Corp. 7.25% 2006                                                                        3,000            3,098
Capital One Financial Corp. 8.75% 2007                                                                        3,500            3,752
Capital One Bank 4.875% 2008                                                                                 20,000           20,180
Capital One Financial Corp. 7.125% 2008                                                                      22,100           23,706
Capital One Financial Corp. 6.25% 2013                                                                       30,000           32,055
Capital One Capital I 4.293% 2027(3,5)                                                                       10,500           10,557
MBNA Corp. 5.625% 2007                                                                                       10,000           10,287
MBNA Corp., Series F, 5.00% 2010                                                                             10,000           10,019
MBNA Corp., Series F, 7.50% 2012                                                                             10,000           11,393
MBNA Corp., Series F, 6.125% 2013                                                                            10,000           10,605
MBNA Global Capital Funding, Series B, 3.543% 2027(5)                                                        32,000           30,781
Washington Mutual, Inc. 4.375% 2008                                                                          17,000           17,015
Washington Mutual, Inc. 3.441% 2010(5)                                                                       16,000           16,085
Washington Mutual, Inc. 4.20% 2010                                                                            9,000            8,839
Washington Mutual, Inc. 5.00% 2012                                                                            7,000            7,102
Washington Mutual Bank, FA 5.125% 2015                                                                        6,500            6,484
Dime Capital Trust I, Dime Bancorp, Inc., Series A, 9.33% 2027                                                9,425           10,773
Rouse Co. 3.625% 2009                                                                                        32,561           30,855
Rouse Co. 7.20% 2012                                                                                         32,189           35,244
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)(3,5)                                                   45,700           49,116
Societe Generale 7.85% (undated)(3,5)                                                                        11,200           11,952
Household Finance Corp. 4.125% 2009                                                                          15,000           14,736
Household Finance Corp. 6.375% 2011                                                                          16,000           17,446
HSBC Holdings PLC 5.25% 2012                                                                                  3,500            3,594
Household Finance Corp. 6.375% 2012                                                                          10,000           10,972
HSBC Bank USA 4.625% 2014(3)                                                                                  5,000            4,903
Midland Bank 3.063% Eurodollar note (undated)(5)                                                              5,000            4,312
iStar Financial, Inc. 7.00% 2008(1)                                                                           6,525            6,932
iStar Financial, Inc. 8.75% 2008(1)                                                                           1,028            1,152
iStar Financial, Inc., Series B, 4.875% 2009(1)                                                               5,000            4,961
iStar Financial, Inc. 5.375% 2010(1)                                                                         10,925           10,968
iStar Financial, Inc. 6.00% 2010(1)                                                                           3,750            3,866
iStar Financial, Inc., Series B, 5.125% 2011(1)                                                              10,000            9,855
iStar Financial, Inc. 6.05% 2015(1)                                                                           4,285            4,335
Host Marriott, LP, Series G, 9.25% 2007                                                                         775              833
Host Marriott, LP, Series I, 9.50% 2007                                                                         750              803
Host Marriott, LP, Series M, 7.00% 2012                                                                      20,550           20,858
Host Marriott, LP, Series K, 7.125% 2013                                                                     10,000           10,175
Host Marriott Corp., Series N, 6.375% 2015(3)                                                                 8,750            8,367
ASIF Global Financing XVIII 3.85% 2007(3)                                                                     8,500            8,406
International Lease Finance Corp. 4.50% 2008                                                                  4,000            3,994
International Lease Finance Corp. 3.50% 2009                                                                 10,000            9,584
International Lease Finance Corp. 4.75% 2009                                                                 10,000           10,038
International Lease Finance Corp. 5.00% 2010                                                                  8,560            8,612
PRICOA Global Funding I, Series 2004-4, 4.35% 2008(3)                                                         8,000            8,047
Prudential Financial, Inc., Series B, 5.10% 2014                                                              3,000            3,039
Prudential Holdings, LLC, Series C, 8.695% 2023(3,9)                                                         22,250           28,949
CIT Group Inc. 3.65% 2007                                                                                     7,110            6,994
CIT Group Inc. 6.875% 2009                                                                                   16,500           18,038
CIT Group Inc. 4.75% 2010                                                                                    10,000           10,020
CIT Group Inc. 7.75% 2012                                                                                     4,000            4,671
CNA Financial Corp. 6.75% 2006                                                                                4,370            4,511
CNA Financial Corp. 6.45% 2008                                                                                2,406            2,508
CNA Financial Corp. 6.60% 2008                                                                                8,630            9,116
CNA Financial Corp. 5.85% 2014                                                                                8,975            9,111
CNA Financial Corp. 7.25% 2023                                                                                9,538           10,286
XL Capital Ltd. 5.25% 2014                                                                                    3,000            2,990
Mangrove Bay Pass Through Trust 6.102% 2033(3,5)                                                             21,000           21,342
Twin Reefs Pass Through Trust 3.91% (undated)(3,5)                                                            7,200            7,242
J.P. Morgan & Co. Inc. 6.70% 2007                                                                             5,000            5,284
J.P. Morgan Chase & Co. 4.00% 2008                                                                           10,000            9,945
J.P. Morgan Chase & Co. 6.75% 2011                                                                            5,000            5,530
J.P. Morgan Chase & Co. 4.75% 2015                                                                            7,500            7,387
Allstate Financial Global Funding LLC 5.25% 2007(3)                                                          16,750           17,090
Allstate Life Global Funding Trust, Series 2004-1, 4.50% 2009                                                10,000           10,065
Chuo Mitsui Trust and Banking Co., Ltd. 5.506% 2079(3,5)                                                     27,990           26,807
Hospitality Properties Trust 7.00% 2008                                                                       1,210            1,274
Hospitality Properties Trust 6.75% 2013                                                                      23,315           25,434
Nationwide Life Insurance Co. 5.35% 2007(3)                                                                   8,500            8,667
North Front Pass Through Trust 5.81% 2024(3,5)                                                               10,000           10,274
Nationwide Mutual Insurance Co. 7.875% 2033(3)                                                                5,000            6,186
EOP Operating LP 7.75% 2007                                                                                   5,000            5,391
EOP Operating LP 8.10% 2010                                                                                   6,500            7,467
EOP Operating LP 7.00% 2011                                                                                   5,000            5,530
EOP Operating LP 6.75% 2012                                                                                   4,750            5,193
United Dominion Realty Trust, Inc., Series E, 4.50% 2008                                                     20,000           20,195
United Dominion Realty Trust, Inc. 5.00% 2012                                                                 2,500            2,479
Monumental Global Funding Trust II, Series 2001-B, 6.05% 2006(3)                                              5,000            5,082
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007(3)                                             16,750           17,107
ACE INA Holdings Inc. 5.875% 2014                                                                             7,000            7,245
ACE Capital Trust II 9.70% 2030                                                                              10,250           13,880
USA Education, Inc. 5.625% 2007                                                                              12,895           13,246
SLM Corp., Series A, 5.375% 2013                                                                              7,000            7,368
Liberty Mutual Group Inc. 6.50% 2035(3)                                                                      17,605           17,118
Development Bank of Singapore Ltd. 7.875% 2010(3)                                                            10,000           11,436
Development Bank of Singapore Ltd. 7.125% 2011(3)                                                             5,000            5,620
Downey Financial Corp. 6.50% 2014                                                                            15,500           16,304
HBOS Treasury Services PLC 3.75% 2008(3)                                                                     14,500           14,308
Scotland International Finance No. 2 BV 4.25% 2013(3)                                                         1,500            1,462
HBOS PLC 5.375% (undated)(3,5)                                                                                  500              508
ReliaStar Financial Corp. 8.00% 2006                                                                          8,000            8,466
ReliaStar Financial Corp. 6.50% 2008                                                                          3,000            3,207
ING Bank NV 5.125% 2015(3)                                                                                    3,500            3,563
Developers Diversified Realty Corp. 4.625% 2010                                                              10,140            9,954
Developers Diversified Realty Corp. 5.50% 2015                                                                5,000            4,990
MetLife, Inc. 3.911% 2005                                                                                     9,760            9,763
Metropolitan Life Insurance Co. 7.00% 2005(3)                                                                 5,000            5,083
LaBranche & Co Inc. 9.50% 2009                                                                               14,000           14,630
Assurant, Inc. 5.625% 2014                                                                                   13,500           14,010
Westfield Capital Corp. Ltd. and WT Finance (Aust) Pty Ltd. and WEA Finance LLC 5.125% 2014(3)               12,500           12,534
ProLogis Trust 7.05% 2006                                                                                    12,000           12,396
Standard Chartered Bank 3.563% Eurodollar note (undated)(5)                                                  15,000           12,150
Simon Property Group, LP 4.875% 2010                                                                          6,375            6,429
Simon Property Group, LP 6.35% 2012                                                                           5,000            5,378
Skandinaviska Enskilda Banken 7.50% (undated)(3)                                                             10,405           11,540
Kazkommerts International BV 8.50% 2013(3)                                                                    1,500            1,554
Kazkommerts International BV 7.875% 2014(3)                                                                  10,000            9,963
Providian Financial Corp., Series A, 9.525% 2027(3)                                                          10,000           10,550
Federal Realty Investment Trust 6.125% 2007                                                                  10,000           10,374
United Overseas Bank Ltd. 5.375% 2019(3,5)                                                                   10,000           10,088
TuranAlem Finance BV 8.50% 2015(3)                                                                           10,000           10,050
Bank of America Corp. 4.25% 2010                                                                              5,000            4,962
Bank of America Corp. 4.375% 2010                                                                             5,000            4,988
Popular North America, Inc., Series E, 3.875% 2008                                                           10,000            9,842
Duke Realty LP 4.625% 2013                                                                                   10,000            9,741
Zions Bancorporation 6.00% 2015                                                                               9,000            9,609
Independence Community Bank 3.75% 2014(5)                                                                    10,000            9,574
Abbey National PLC, Series 1-B, 6.69% 2005                                                                    2,000            2,029
Abbey National PLC 6.70% (undated)(5)                                                                         1,635            1,737
Abbey National PLC 7.35% (undated)(5)                                                                         5,105            5,329
Bayerische Landesbank, Series F, 2.50% 2006                                                                   9,000            8,907
Bank of Nova Scotia 3.255% Eurodollar note (undated)(5)                                                      10,000            8,456
Canadian Imperial Bank of Commerce 3.313% Eurodollar note 2085(5)                                            10,000            8,400
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)(3,5)                                         5,000            5,525
UFJ Finance Aruba AEC 6.75% 2013                                                                              5,000            5,520
Lincoln National Corp. 6.20% 2011                                                                             5,000            5,423
Irvine Co., Class A, 7.46% 2006(3,4)                                                                          5,000            5,111
Credit Suisse First Boston (USA), Inc. 4.625% 2008                                                            5,000            5,050
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007(3)                                            4,000            4,106
Kimco Realty Corp. 6.00% 2012                                                                                 3,250            3,495
Swedish Export Credit Corp. 4.00% 2010                                                                        3,500            3,471
HVB Funding Trust III 9.00% 2031(3)                                                                           2,600            3,398
National Westminster Bank PLC 7.75% (undated)(5)                                                              3,024            3,245
BNP Paribas 5.125% 2015(3)                                                                                    3,000            3,068
Principal Life Global Funding I 4.40% 2010(3)                                                                 3,000            2,977
Barclays Bank PLC 6.86% callable perpetual core tier one notes (undated)(3,5)                                 1,650            1,904
                                                                                                                           1,341,971

MORTGAGE-BACKED OBLIGATIONS(9)  -- 1.96%
Fannie Mae, Series 2000-T5B, 7.30% 2010                                                                      19,000           21,509
Fannie Mae 9.00% 2010                                                                                           419              444
Fannie Mae 4.89% 2012                                                                                        10,000           10,191
Fannie Mae 4.00% 2015                                                                                         9,876            9,715
Fannie Mae 6.00% 2016                                                                                         2,034            2,110
Fannie Mae 6.00% 2016                                                                                         1,090            1,130
Fannie Mae 7.00% 2016                                                                                           436              460
Fannie Mae 5.00% 2018                                                                                        23,816           24,045
Fannie Mae 5.50% 2018                                                                                        22,347           22,908
Fannie Mae 10.00% 2018                                                                                          564              633
Fannie Mae 9.50% 2022                                                                                           556              620
Fannie Mae 7.50% 2023                                                                                           364              392
Fannie Mae 7.50% 2023                                                                                            26               28
Fannie Mae 10.00% 2025                                                                                          379              427
Fannie Mae, Series 2001-4, Class GA, 10.234% 2025(5)                                                          1,844            2,087
Fannie Mae, Series 2001-4, Class NA, 11.831% 2025(5)                                                            174              200
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028                                                             1,707            1,814
Fannie Mae 6.50% 2031                                                                                           950              989
Fannie Mae 7.00% 2031                                                                                         1,400            1,480
Fannie Mae 7.00% 2031                                                                                           964            1,019
Fannie Mae 7.00% 2031                                                                                           574              606
Fannie Mae 7.50% 2031                                                                                           729              783
Fannie Mae, Series 2001-20, Class E, 9.601% 2031(5)                                                           1,712            1,906
Fannie Mae 6.50% 2032                                                                                         4,378            4,557
Fannie Mae 6.50% 2032                                                                                         2,431            2,530
Fannie Mae 3.794% 2033(5)                                                                                     7,473            7,410
Fannie Mae 6.50% 2033                                                                                         5,535            5,762
Fannie Mae 5.50% 2034                                                                                        24,065           24,316
Fannie Mae 6.00% 2034                                                                                         6,781            6,966
Fannie Mae 6.00% 2034                                                                                         4,935            5,078
Fannie Mae 6.00% 2034                                                                                         4,281            4,398
Fannie Mae 6.00% 2034                                                                                         3,588            3,692
Fannie Mae 6.00% 2034                                                                                         1,880            1,935
Fannie Mae 6.00% 2034                                                                                         1,732            1,779
Fannie Mae 6.00% 2034                                                                                         1,634            1,679
Fannie Mae 6.00% 2034                                                                                         1,266            1,300
Fannie Mae 6.00% 2034                                                                                         1,021            1,049
Fannie Mae 6.00% 2034                                                                                           597              615
Fannie Mae 5.50% 2035                                                                                       104,300          105,311
Fannie Mae 5.50% 2035                                                                                        10,858           10,972
Fannie Mae 6.00% 2035                                                                                        51,420           52,778
Fannie Mae 6.00% 2035                                                                                           317              326
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041                                                              3,193            3,394
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041                                                            2,190            2,293
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042                                                              3,727            3,941
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.761% 2033(5)                                    4,383            4,326
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 4.87% 2033(5)                                  27,890           28,122
CHL Mortgage Pass-Through Trust, Series 2003-58, Class 2-A-2, 4.622% 2034(5)                                 51,554           51,061
CHL Mortgage Pass-Through Trust, Series 2004-22, Class A-2, 4.716% 2034(5)                                    8,465            8,463
Freddie Mac 9.00% 2007                                                                                           68               69
Freddie Mac 8.50% 2008                                                                                           22               23
Freddie Mac, Series SF02, Class GC, 2.64% 2009                                                                5,000            4,845
Freddie Mac 8.50% 2009                                                                                          146              153
Freddie Mac 8.50% 2010                                                                                          220              231
Freddie Mac 5.00% 2018                                                                                       15,653           15,803
Freddie Mac 5.50% 2018                                                                                        7,716            7,914
Freddie Mac 11.00% 2018                                                                                         525              592
Freddie Mac, Series 178, Class Z, 9.25% 2021                                                                    186              186
Freddie Mac, Series 2289, Class NB, 11.433% 2022(5)                                                             399              451
Freddie Mac 5.00% 2033                                                                                       17,363           17,235
Freddie Mac 6.00% 2033                                                                                       12,225           12,556
Freddie Mac 6.00% 2033                                                                                        7,219            7,415
Freddie Mac 6.00% 2034                                                                                        8,716            8,952
Freddie Mac 6.00% 2035                                                                                        3,610            3,714
Freddie Mac, Series T-056, Class A-2A, 2.842% 2036                                                            3,940            3,912
CS First Boston Mortgage Securities Corp., Series 2003-AR26, Class VI-A-1, 4.214% 2033(5)                    50,947           50,361
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-2, 5.935% 2034                            8,635            8,721
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034                            7,988            8,146
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034                            6,000            6,270
CS First Boston Mortgage Securities Corp., Series 2005-5, Class 4-A-1, 6.25% 2035                             9,500            9,775
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1A, 6.26% 2040                               233              233
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031                                11,750           12,991
Merrill Lynch Mortgage Investors, Inc., Series 2003-A6, Class II-A, 4.247% 2033(5)                           50,223           49,838
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.648% 2034(5)                          6,129            6,140
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033(5)                         4,658            4,623
Banc of America Mortgage Securities Trust, Series 2003-D, Class 2-A-1, 4.183% 2033(5)                         2,827            2,804
Banc of America Mortgage Securities Trust, Series 2003-J, Class 2-A-2, 4.445% 2033(5)                        49,898           49,878
Bear Stearns ARM Trust, Series 2003-8, Class II-A-1, 4.877% 2034(5)                                          38,563           38,683
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 5.026% 2034(5)                                          3,276            3,295
Government National Mortgage Assn. 9.50% 2009                                                                   577              614
Government National Mortgage Assn. 9.00% 2016                                                                    77               84
Government National Mortgage Assn. 5.50% 2017                                                                 5,328            5,503
Government National Mortgage Assn. 8.50% 2017                                                                    40               44
Government National Mortgage Assn. 8.50% 2017                                                                     9               10
Government National Mortgage Assn. 8.50% 2017                                                                     9               10
Government National Mortgage Assn. 10.00% 2020                                                                1,562            1,772
Government National Mortgage Assn. 8.50% 2021                                                                   368              403
Government National Mortgage Assn. 8.50% 2021                                                                   103              113
Government National Mortgage Assn. 8.50% 2021                                                                     7                8
Government National Mortgage Assn. 9.50% 2021                                                                   244              271
Government National Mortgage Assn. 10.00% 2021                                                                2,369            2,688
Government National Mortgage Assn. 10.00% 2025                                                                2,208            2,498
Government National Mortgage Assn. 8.00% 2032                                                                 1,525            1,647
Government National Mortgage Assn. 7.50% 2033                                                                 8,214            8,827
Government National Mortgage Assn. 7.00% 2034                                                                 3,000            3,179
Government National Mortgage Assn. 4.00% 2035(5)                                                              6,335            6,262
Government National Mortgage Assn. 4.00% 2035(5)                                                              1,880            1,856
Government National Mortgage Assn. 4.00% 2035(5)                                                              1,765            1,748
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033(5)                        5,738            5,679
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7, 4.208% 2033(5)                     4,265            4,254
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.359% 2033(5)                     2,041            2,030
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR1, Class A-6, 4.492% 2033(5)                     1,223            1,221
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A, 4.229% 2034(5)                       5,664            5,643
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.634% 2034(5)                      7,617            7,577
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-HS2, Class J, 5.05% 2016(3,5)                   4,500            4,521
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 1.268% 2031(3,5)   80,186            3,258
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035                     8,886            8,776
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035                     7,665            8,374
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030                              6,711            7,099
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032                            15,675           17,629
Countrywide Alternative Loan Trust, Series 2005-21CB, Class PT-6, 6.00% 2035                                 14,000           14,311
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035                                 9,731            9,921
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026(3)                                                   22,002           23,965
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.425% 2030(5)                                     20,000           21,483
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 5.681% 2034                               8,200            8,475
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042                             11,000           11,125
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034                                       14,236           14,548
Morgan Stanley Mortgage Trust, Series 2004-3, Class 4-A, 5.712% 2034(5)                                      13,719           13,831
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033                                   4,137            4,316
GE Capital Commerical Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037                                   9,205            9,143
Host Marriott Pool Trust, Series 1999-HMTA, Class D, 7.97% 2015(3)                                           10,990           11,831
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036                              10,000           10,941
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046             10,000           10,067
Salomon Brothers Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.46% 2008                             3,232            3,443
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033(3)                         4,922            5,074
First Union National Bank-Bank of America, N.A. Commercial Mortgage Trust, Series 2001-C1,
        Class A-1, 5.711% 2033                                                                                7,288            7,514
Morgan Stanley Capital I, Inc., Series 2003-KIDS, Class A, 3.63% 2016(3,5)                                    4,800            4,816
Morgan Stanley Capital I, Inc., Series 1998-WF2, Class A-1, 6.34% 2030                                          437              439
Metropolitan Asset Funding, Inc., Series 1998-A, Class B-1, 7.728% 2014(3)                                    4,669            4,699
Morgan Stanley Dean Witter Capital I Trust, Series 2002-HQ, Class A-1, 4.59% 2034                             1,302            1,308
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust, Series 1998-C2,
        Class A-1, 6.28% 2035                                                                                 1,123            1,122
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.561% 2027(3,5)                                   517              534
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.73% 2027(3,5)                                    409              426
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027                                   641              640
First Nationwide Trust, Series 1999-2, Class 1PA-1, 6.50% 2029                                                  167              168
                                                                                                                           1,093,096

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES -- 1.51%
U.S. Treasury 5.75% 2005                                                                                    138,250          140,119
U.S. Treasury 3.25% 2007                                                                                     50,326           49,874
U.S. Treasury 4.375% 2007                                                                                    50,000           50,707
U.S. Treasury 2.625% 2008                                                                                     5,000            4,841
U.S. Treasury 3.625% 2008(10)                                                                                72,986           78,622
U.S. Treasury 3.625% 2009                                                                                    46,500           46,119
U.S. Treasury 3.875% 2009(10)                                                                                41,210           45,628
U.S. Treasury Principal Strip 0% 2011                                                                         5,660            4,410
U.S. Treasury 3.50% 2011(10)                                                                                 11,016           12,415
U.S. Treasury Principal Strip 0% 2013                                                                        11,585            8,081
U.S. Treasury Principal Strip 0% 2015                                                                        13,850            8,734
U.S. Treasury 9.25% 2016                                                                                     10,000           14,259
U.S. Treasury 8.875% 2017                                                                                    30,025           42,772
U.S. Treasury 8.75% 2020                                                                                     22,605           33,120
U.S. Treasury 6.875% 2025                                                                                    91,750          118,959
Freddie Mac 4.25% 2005                                                                                       75,000           75,109
Freddie Mac 1.875% 2006                                                                                       3,765            3,714
Federal Home Loan Bank 2.00% 2006                                                                            29,865           29,485
Federal Home Loan Bank 2.375% 2006                                                                           26,870           26,544
Federal Home Loan Bank 5.823% 2009                                                                           17,000           17,984
Fannie Mae 6.625% 2009                                                                                       24,750           27,112
                                                                                                                             838,608

INDUSTRIALS -- 1.30%
Bombardier Capital Inc., Series A, 6.125% 2006(3)                                                            40,625           40,879
Bombardier Inc. 6.75% 2012(3)                                                                                30,530           27,630
Bombardier Inc. 6.30% 2014(3)                                                                                35,500           30,708
Allied Waste North America, Inc. 8.50% 2008                                                                   4,800            4,914
Allied Waste North America, Inc., Series B, 8.875% 2008                                                      48,750           50,334
Allied Waste North America, Inc., Series B, 6.50% 2010                                                       16,000           15,120
Allied Waste North America, Inc., Series B, 5.75% 2011                                                        8,000            7,060
Allied Waste North America, Inc., Series B, 6.125% 2014                                                       7,925            6,974
Allied Waste North America, Inc., Series B, 7.375% 2014                                                       4,500            3,960
Northwest Airlines, Inc. 8.875% 2006                                                                          2,200            1,694
Northwest Airlines, Inc. 9.875% 2007                                                                         37,400           23,749
Northwest Airlines, Inc. 7.875% 2008                                                                         22,000           11,110
Northwest Airlines, Inc. 10.00% 2009                                                                         47,000           23,735
Northwest Airlines, Inc., Series 1999-2, Class A, 7.575% 2020(9)                                              2,493            2,480
Northwest Airlines, Inc., Series 2001-1, Class A-1, 7.041% 2023(9)                                            4,180            4,026
Cendant Corp. 6.25% 2008                                                                                     28,000           29,203
Cendant Corp. 7.375% 2013                                                                                    24,250           27,425
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011(3,9)                                         25,888           27,889
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013(3,9)                           12,846           14,028
American Standard Inc. 7.375% 2008                                                                            5,935            6,375
American Standard Inc. 8.25% 2009                                                                             2,124            2,415
American Standard Inc. 7.625% 2010                                                                           22,601           25,436
American Standard Inc. 5.50% 2015(3)                                                                          5,000            5,144
Tyco International Group SA 6.125% 2008                                                                      13,000           13,690
Tyco International Group SA 6.375% 2011                                                                      22,915           24,865
Hutchison Whampoa International Ltd. 7.00% 2011(3)                                                            5,000            5,497
Hutchison Whampoa International Ltd. 6.50% 2013(3)                                                           21,000           22,555
Hutchison Whampoa Finance Ltd., Series B, 7.45% 2017(3)                                                       6,750            7,817
Delta Air Lines, Inc. 8.00% 2007(3)                                                                          62,396           22,151
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 2013(9)                                              10,000            9,430
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014(9)                                                          5,000            2,109
Delta Air Lines, Inc. 10.375% 2022                                                                            3,000              825
Waste Management, Inc. 7.00% 2006                                                                             7,000            7,275
Waste Management, Inc. 6.50% 2008                                                                             5,000            5,327
Waste Management, Inc. 5.00% 2014                                                                             7,000            6,962
WMX Technologies, Inc. 7.10% 2026                                                                            10,125           11,646
Continental Airlines, Inc. 8.00% 2005                                                                         5,010            4,847
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.487% 2012(9)                                         11,500           11,314
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017(9)                                            7,796            6,236
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2021(9)                                          4,033            3,832
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012(3)                                             14,090           14,900
H-Lines Finance Holding Corp. 0%/11.00% 2013(3,7)                                                            13,000           10,108
General Electric Capital Corp., Series A, 5.375% 2007                                                         8,000            8,191
General Electric Capital Corp., Series A, 6.00% 2012                                                          8,000            8,613
General Electric Co. 5.00% 2013                                                                               5,000            5,097
Raytheon Co. -- RC Trust I 7.00% trust preferred 2006                                                        18,000           18,596
Southwest Airlines Co. 5.25% 2014                                                                            15,000           14,840
Jacuzzi Brands, Inc. 9.625% 2010                                                                             13,441           14,449
NTK Holdings, Inc. 0%/10.75% 2014(3,7)                                                                        5,500            2,778
THL Buildco, Inc. 8.50% 2014                                                                                 10,275            9,145
John Deere Capital Corp. 3.90% 2008                                                                           9,000            8,912
Caterpillar Inc. 4.50% 2009                                                                                   7,000            7,035
American Airlines, Inc., Series 2003-1, Class G, AMBAC insured, 3.857% 2010(9)                                2,235            2,182
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012(9)                                             4,552            4,649
Accuride Corp. 8.50% 2015(3)                                                                                  7,050            6,662
TFM, SA de CV 10.25% 2007                                                                                     1,150            1,225
TFM, SA de CV 12.50% 2012                                                                                     4,165            4,811
Kansas City Southern Railway Co. 7.50% 2009                                                                   5,750            5,836
Terex Corp., Class B, 10.375% 2011                                                                            2,000            2,180
Terex Corp. 7.375% 2014                                                                                       3,500            3,535
Dyncorp International LLC 9.50% 2013(3)                                                                       4,325            4,174
AGCO Corp. 9.50% 2008                                                                                         3,500            3,684
United Air Lines, Inc. 9.00% 2003(11)                                                                         8,000              670
United Air Lines, Inc., Series 1996-A2, 7.87% 2019(8,9)                                                       5,000            2,175
Jet Equipment Trust, Series 1995-A, Class B, 8.64% 2015(3,8,9)                                                7,790                1
Jet Equipment Trust, Series 1995-B, Class C, 9.71% 2015(3,8,9)                                                5,500                1
                                                                                                                             723,115

MATERIALS -- 1.30%
Abitibi-Consolidated Co. of Canada 6.95% 2006                                                                   312              314
Abitibi-Consolidated Co. of Canada 5.25% 2008                                                                22,650           20,951
Abitibi-Consolidated Finance LP 7.875% 2009                                                                  12,000           11,610
Abitibi-Consolidated Inc. 8.55% 2010                                                                         16,000           15,480
Abitibi-Consolidated Co. of Canada 6.51% 2011(5)                                                             11,850           11,613
Abitibi-Consolidated Co. of Canada 6.00% 2013                                                                10,625            8,766
Abitibi-Consolidated Co. of Canada 8.375% 2015                                                               28,125           25,805
Georgia-Pacific Corp. 7.50% 2006                                                                              6,500            6,695
Fort James Corp. 6.875% 2007                                                                                  5,000            5,150
Georgia-Pacific Corp. 7.375% 2008                                                                            15,000           15,750
Georgia-Pacific Corp. 8.875% 2010                                                                            14,125           15,749
Georgia-Pacific Corp. 8.125% 2011                                                                             8,935            9,817
Georgia-Pacific Corp. 9.50% 2011                                                                              7,600            8,930
Georgia-Pacific Corp. 9.375% 2013                                                                            20,820           23,292
Georgia-Pacific Corp. 7.70% 2015                                                                                950            1,040
Georgia-Pacific Corp. 8.875% 2031                                                                             3,850            4,442
Owens-Illinois, Inc. 8.10% 2007                                                                                 750              788
Owens-Illinois, Inc. 7.35% 2008                                                                               9,800           10,119
Owens-Brockway Glass Container Inc. 8.875% 2009                                                              20,975           22,443
Owens-Illinois, Inc. 7.50% 2010                                                                                 750              774
Owens-Brockway Glass Container Inc. 7.75% 2011                                                               13,500           14,310
Owens-Brockway Glass Container Inc. 8.75% 2012                                                                6,000            6,570
Owens-Brockway Glass Container Inc. 8.25% 2013                                                               14,000           14,910
Lyondell Chemical Co. 9.50% 2008                                                                             31,050           33,262
Equistar Chemicals, LP 10.125% 2008                                                                           5,825            6,437
Equistar Chemicals, LP and Equistar Funding Corp. 8.75% 2009                                                    625              669
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011                                                3,550            3,976
Lyondell Chemical Co. 11.125% 2012                                                                            4,825            5,537
Norske Skogindustrier ASA 7.625% 2011(3)                                                                     35,151           39,814
Norske Skogindustrier ASA 6.125% 2015(3)                                                                      9,000            9,313
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014(3)                                            34,905           33,334
Graphic Packaging International, Inc. 8.50% 2011                                                             16,150           16,150
Graphic Packaging International, Inc. 9.50% 2013                                                             11,050           11,050
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                                             24,390           26,829
United States Steel Corp. 10.75% 2008                                                                        10,500           11,865
United States Steel Corp. 9.75% 2010                                                                         13,205           14,592
Weyerhaeuser Co. 5.95% 2008                                                                                   8,529            8,727
Weyerhaeuser Co. 6.75% 2012                                                                                  12,390           13,317
Weyerhaeuser Co. 6.875% 2033                                                                                  4,000            4,083
Stone Container Corp. 9.25% 2008                                                                              8,375            8,626
Stone Container Corp. 9.75% 2011                                                                                875              921
Jefferson Smurfit Corp. (U.S.) 8.25% 2012                                                                     2,750            2,709
Stone Container Corp. 8.375% 2012                                                                             4,500            4,466
Jefferson Smurfit Corp. (U.S.) 7.50% 2013                                                                     7,750            7,285
Smurfit Capital Funding PLC 6.75% 2005                                                                        3,425            3,442
JSG Funding PLC 9.625% 2012                                                                                   2,200            2,189
JSG Funding PLC 7.75% 2015(3)                                                                                18,650           15,573
Ainsworth Lumber Co. Ltd. 7.25% 2012(3)                                                                       8,925            8,479
Ainsworth Lumber Co. Ltd. 6.75% 2014                                                                         10,000            9,100
Temple-Inland Inc. 7.875% 2012                                                                               14,570           16,760
Rhodia 10.25% 2010                                                                                           14,975           15,948
International Paper Co. 4.00% 2010                                                                            7,500            7,235
International Paper Co. 6.75% 2011                                                                            2,500            2,731
International Paper Co. 5.85% 2012                                                                            4,570            4,738
NewPage Corp. 9.42% 2012(3,5)                                                                                12,250           12,066
Phelps Dodge Corp. 8.75% 2011                                                                                10,000           12,024
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014(3,7,9)                        10,300            6,747
BCP Caylux Holdings Luxembourg SCA 9.625% 2014                                                                4,550            5,039
Allegheny Technologies, Inc. 8.375% 2011                                                                     10,500           11,025
Packaging Corp. of America 4.375% 2008                                                                        9,500            9,365
AMH Holdings, Inc. 0%/11.25% 2014(7)                                                                         11,500            7,820
Ispat Inland ULC 9.75% 2014                                                                                   6,719            7,710
Ball Corp. 6.875% 2012                                                                                        6,000            6,195
Crompton Corp. 8.71% 2010(5)                                                                                  4,775            5,372
Inco Ltd. 7.75% 2012                                                                                          4,000            4,647
Gerdau Ameristeel Corp. and GUSAP Partners 10.375% 2011                                                       4,125            4,517
Peabody Energy Corp., Series B, 6.875% 2013                                                                   4,300            4,472
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028(9)                                                    5,780            4,396
Building Materials Corp. of America, Series B, 8.00% 2007                                                     3,500            3,483
ICI Wilmington, Inc. 5.625% 2013                                                                              3,000            3,051
Earle M. Jorgensen Co. 9.75% 2012                                                                             2,000            2,130
Oregon Steel Mills, Inc. 10.00% 2009                                                                          1,750            1,886
Corporacion Nacional del Cobre de Chile 6.375% 2012(3)                                                        1,500            1,636
AK Steel Corp. 7.75% 2012                                                                                     1,575            1,410
Pindo Deli Finance Mauritius Ltd. 10.25% 2002(11)                                                             4,000            1,220
Rockwood Specialties Group, Inc. 7.50% 2014(3)                                                                1,175            1,146
                                                                                                                             721,832

UTILITIES -- 1.21%
Southern California Edison, First and Refunding Mortgage Bonds 8.00% 2007                                    15,495           16,507
Edison Mission Energy 10.00% 2008                                                                            19,250           21,127
Mission Energy Holding Co. 13.50% 2008                                                                       22,230           26,176
Edison Mission Energy 7.73% 2009                                                                             16,720           17,222
Edison Mission Energy 9.875% 2011                                                                            29,330           33,290
Midwest Generation, LLC, Series B, 8.56% 2016(9)                                                             11,000           12,052
Homer City Funding LLC 8.734% 2026(9)                                                                         9,941           11,333
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034                                                 24,675           27,019
AES Corp. 9.50% 2009                                                                                         30,915           33,697
AES Corp. 9.375% 2010                                                                                         8,752            9,583
AES Corp. 8.75% 2013(3)                                                                                      60,200           65,468
AES Red Oak, LLC, Series B, 9.20% 2029(9)                                                                     2,000            2,225
Israel Electric Corp. Ltd. 7.95% 2011(3)                                                                      5,000            5,742
Israel Electric Corp. Ltd. 7.70% 2018(3)                                                                     22,500           25,999
Israel Electric Corp. Ltd. 8.10% 2096(3)                                                                     14,405           15,567
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011                                  6,000            6,660
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012                                  4,250            4,346
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013                                 24,025           26,608
Sierra Pacific Resources 8.625% 2014                                                                          2,725            2,902
Nevada Power Co., Series L, 5.875% 2015(3)                                                                    5,675            5,533
Dynegy Holdings Inc. 9.875% 2010(3)                                                                          11,750           11,926
Dynegy Holdings Inc. 10.125% 2013(3)                                                                         26,400           27,324
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                                   8,000            8,159
Dominion Resources, Inc., Series 2002-D, 5.125% 2009                                                         22,500           23,012
Duke Capital Corp. 7.50% 2009                                                                                14,500           16,116
Duke Capital Corp. 6.25% 2013                                                                                 4,500            4,832
Duke Capital Corp. 5.50% 2014                                                                                 5,000            5,099
Duke Capital LLC 5.668% 2014                                                                                  3,000            3,091
PSEG Energy Holdings Inc. 8.625% 2008                                                                         8,800            9,284
PSEG Power LLC 7.75% 2011                                                                                     7,500            8,621
PSEG Power LLC 5.00% 2014                                                                                    10,000            9,909
NiSource Finance Corp. 7.625% 2005                                                                            9,000            9,185
NiSource Finance Corp. 7.875% 2010                                                                           15,000           17,340
Alabama Power Co., Series U, 2.65% 2006                                                                       5,000            4,959
Alabama Power Co., Series X, 3.125% 2008                                                                      3,750            3,626
Alabama Power Co., Series R, 4.70% 2010                                                                       1,250            1,264
Southern Power Co., Series B, 6.25% 2012                                                                      9,000            9,724
Alabama Power Co., Series Q, 5.50% 2017                                                                       5,000            5,193
Reliant Energy Resources Corp. 7.75% 2011                                                                    13,000           14,759
Centerpoint Energy, Inc., Series B, 6.85% 2015                                                                3,000            3,340
TXU Corp., Series O, 4.80% 2009(3)                                                                           12,000           11,775
Oncor Electric Delivery Co. 6.375% 2015                                                                       5,000            5,487
Texas Genco LLC and Texas Genco Financing Corp. 6.875% 2014(3)                                               15,725           15,489
Cilcorp Inc. 8.70% 2009                                                                                       9,000           10,363
Cilcorp Inc. 9.375% 2029                                                                                      3,000            4,369
Exelon Corp. 6.75% 2011                                                                                       1,000            1,099
Exelon Generation Co., LLC 6.95% 2011                                                                        11,300           12,587
Constellation Energy Group, Inc. 6.125% 2009                                                                 12,000           12,738
Progress Energy, Inc. 6.75% 2006                                                                              5,000            5,113
Progress Energy, Inc. 5.85% 2008                                                                              2,500            2,594
Progress Energy, Inc. 7.10% 2011                                                                              2,500            2,741
Appalachian Power Co., Series G, 3.60% 2008                                                                   6,770            6,611
NRG Energy, Inc. 8.00% 2013(3)                                                                                4,693            4,763
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034                                                4,000            4,289
Tri-State Generation and Transmission Association Inc., Pass Through Trust,
        Series 2003-A, 6.04% 2018(3,9)                                                                        2,965            3,174
MidAmerican Energy Co. 4.65% 2014                                                                             3,200            3,134
                                                                                                                             672,145

ENERGY -- 1.06%
Port Arthur Finance Corp. 12.50% 2009(9)                                                                        497              564
Premcor Refining Group Inc. 9.25% 2010                                                                       13,875           15,367
Premcor Refining Group Inc. 6.125% 2011                                                                      37,500           38,906
Premcor Refining Group Inc. 6.75% 2011                                                                       15,650           16,667
Premcor Refining Group Inc. 7.75% 2012                                                                        3,000            3,240
Premcor Refining Group Inc. 9.50% 2013                                                                       57,215           65,225
Premcor Refining Group Inc. 6.75% 2014                                                                       46,000           48,185
Premcor Refining Group Inc. 7.50% 2015                                                                       22,000           23,760
Williams Companies, Inc. 6.75% 2009(3)                                                                        8,000            8,190
Northwest Pipeline Corp. 8.125% 2010                                                                          5,000            5,406
Transcontinental Gas Pipe Line Corp., Series B, 7.00% 2011                                                   19,765           20,901
Williams Companies, Inc. 7.125% 2011                                                                         38,750           40,591
Williams Companies, Inc. 8.125% 2012                                                                         14,810           16,291
Williams Companies, Inc. 7.875% 2021                                                                         10,000           10,800
Williams Companies, Inc. 8.75% 2032                                                                           7,000            8,085
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009(3,9)                                                   44,496           43,644
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009(9)                                                        698              685
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014(3,9)                                                   10,996           12,868
Newfield Exploration Co., Series B, 7.45% 2007                                                                6,000            6,300
Newfield Exploration Co. 7.625% 2011                                                                          1,500            1,620
Newfield Exploration Co. 8.375% 2012                                                                         11,400           12,312
Newfield Exploration Co. 6.625% 2014                                                                         32,075           31,915
Tengizchevroil Finance Co. S.ar.l., Series A, 6.124% 2014(3,9)                                               28,500           28,714
Tengizchevroil Finance Co. S.ar.l., Series A, 6.124% 2014(9)                                                  2,000            2,015
Overseas Shipholding Group, Inc. 8.25% 2013                                                                  25,960           27,647
General Maritime Corp. 10.00% 2013                                                                           20,225           22,096
Devon Financing Corp., ULC 6.875% 2011                                                                       17,000           18,904
Western Oil Sands Inc. 8.375% 2012                                                                           10,175           11,343
XTO Energy Inc. 7.50% 2012                                                                                    8,850           10,217
Oryx Energy Co. 8.125% 2005                                                                                   8,500            8,675
Pemex Project Funding Master Trust 7.875% 2009                                                                1,600            1,740
Pemex Project Funding Master Trust 7.375% 2014                                                                3,500            3,812
Pemex Project Funding Master Trust 8.625% 2022                                                                  500              580
OXYMAR 7.50% 2016(3)                                                                                          5,500            5,742
Delek & Avner-Yam Tethys Ltd. 5.326% 2013(3,9)                                                                5,000            4,985
PETRONAS Capital Ltd. 7.00% 2012(3)                                                                           4,000            4,502
Sunoco, Inc. 4.875% 2014                                                                                      4,500            4,483
Reliance Industries Ltd., Series B, 10.25% 2097                                                               3,125            3,562
                                                                                                                             590,539

INFORMATION TECHNOLOGY -- 0.98%
Electronic Data Systems Corp. 6.334% 2006                                                                    10,000           10,177
Electronic Data Systems Corp. 7.125% 2009                                                                    48,000           51,584
Electronic Data Systems Corp., Series B, 6.50% 2013(5)                                                      137,150          140,218
Motorola, Inc. 4.608% 2007                                                                                   10,000           10,076
Motorola, Inc. 8.00% 2011                                                                                    38,985           45,735
Motorola, Inc. 5.22% 2097                                                                                    14,506           11,758
Sanmina-SCI Corp. 10.375% 2010                                                                               35,500           39,050
Sanmina-SCI Corp. 6.75% 2013(3)                                                                              19,000           17,100
Jabil Circuit, Inc. 5.875% 2010                                                                              53,450           55,947
Flextronics International Ltd. 6.50% 2013                                                                    47,375           45,480
Solectron Corp., Series B, 7.375% 2006                                                                        5,450            5,600
Solectron Corp. 9.625% 2009                                                                                  27,775           30,414
Xerox Corp. 7.125% 2010                                                                                      21,000           22,103
Nortel Networks Ltd. 6.125% 2006                                                                             21,000           21,158
Freescale Semiconductor, Inc. 6.875% 2011                                                                    15,000           15,450
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 6.26% 2011(3,5)                            7,275            6,839
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 6.875% 2011(3)                               975              897
Celestica Inc. 7.875% 2011                                                                                    7,160            7,160
Hyundai Semiconductor America, Inc. 8.625% 2007(3)                                                            4,860            5,031
Amkor Technology, Inc. 7.125% 2011                                                                            2,575            2,034
Micron Technology, Inc. 6.50% 2005(3,9)                                                                         714              711
                                                                                                                             544,522

CONSUMER STAPLES -- 0.94%
Ahold Finance U.S.A., Inc. 6.25% 2009                                                                        71,668           72,206
Ahold Finance U.S.A., Inc. 8.25% 2010                                                                        57,355           62,517
Ahold Lease Pass Through Trust, Series 2001-A-1, 7.82% 2020(9)                                               12,277           13,259
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025(9)                                               14,400           15,840
Rayovac Corp. 7.375% 2015(3)                                                                                 79,275           77,293
Jean Coutu Group (PJC) Inc. 7.625% 2012                                                                       2,500            2,494
Jean Coutu Group (PJC) Inc. 8.50% 2014                                                                       41,255           39,089
Delhaize America, Inc. 7.375% 2006                                                                           10,000           10,315
Delhaize America, Inc. 8.125% 2011                                                                           22,245           24,634
Delhaize America, Inc. 9.00% 2031                                                                             2,000            2,366
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B, 9.50% 2010                        3,000            3,278
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B, 10.75% 2011                       8,675            9,629
Burns Philp Capital Pty Ltd., Series B, 9.75% 2012                                                           12,100           13,250
Rite Aid Corp. 6.875% 2013                                                                                   12,450           10,800
Rite Aid Corp. 9.25% 2013                                                                                    14,050           13,137
Kraft Foods Inc. 6.25% 2012                                                                                  14,000           15,229
Kraft Foods Inc. 6.50% 2031                                                                                   5,000            5,682
SUPERVALU INC. 7.50% 2012                                                                                    15,565           17,528
Kellogg Co. 6.00% 2006                                                                                       10,000           10,202
Kellogg Co. 7.45% 2031                                                                                        5,000            6,408
Anheuser-Busch Cos. Inc. 9.00% 2009                                                                          10,000           11,848
Anheuser-Busch Cos. Inc. 4.70% 2012                                                                           4,000            4,056
Stater Bros. Holdings Inc. 6.51% 2010(5)                                                                      6,525            6,460
Stater Bros. Holdings Inc. 8.125% 2012                                                                        5,725            5,353
CVS Corp. 5.789% 2026(3,9)                                                                                    7,276            7,578
CVS Corp. 5.298% 2027(3,9)                                                                                    3,418            3,487
Playtex Products, Inc. 8.00% 2011                                                                            10,000           10,725
Pepsi Bottling Group, Inc. 5.625% 2009(3)                                                                    10,000           10,468
Cadbury Schweppes US Finance LLC 5.125% 2013(3)                                                              10,000           10,088
Duane Reade Inc. 7.51% 2010(3,5)                                                                              6,000            6,060
Gold Kist Inc. 10.25% 2014                                                                                    5,306            6,022
Winn-Dixie Pass Through Trust, Series 1999-1, Class A-1, 7.803% 2017(3,9,12)                                  8,285            6,012
PepsiAmericas, Inc. 4.875% 2015                                                                               6,000            6,000
Pathmark Stores, Inc. 8.75% 2012                                                                              1,870            1,791
                                                                                                                             521,104

HEALTH CARE -- 0.92%
Columbia/HCA Healthcare Corp. 6.91% 2005                                                                     11,250           11,290
HCA Inc. 7.125% 2006                                                                                          7,785            8,028
Columbia/HCA Healthcare Corp. 7.00% 2007                                                                      6,250            6,515
Columbia/HCA Healthcare Corp. 8.85% 2007                                                                     12,500           13,339
Columbia/HCA Healthcare Corp. 7.25% 2008                                                                      1,000            1,065
HCA Inc. 5.50% 2009                                                                                          40,250           40,135
Columbia/HCA Healthcare Corp. 8.70% 2010                                                                      9,500           10,664
HCA -- The Healthcare Co. 8.75% 2010                                                                          7,750            8,760
HCA -- The Healthcare Co. 7.875% 2011                                                                        40,000           43,746
Cardinal Health, Inc. 6.75% 2011                                                                             26,500           28,988
Cardinal Health, Inc. 4.00% 2015                                                                             35,000           31,921
Tenet Healthcare Corp. 6.375% 2011                                                                           17,300           16,176
Tenet Healthcare Corp. 9.875% 2014                                                                           31,625           32,653
Tenet Healthcare Corp. 9.25% 2015(3)                                                                          9,700            9,749
Warner Chilcott Corp. 8.75% 2015(3)                                                                          55,765           54,929
American Medical Response, Inc. and EmCare Holdings, Inc. 10.00% 2015(3)                                     28,395           29,957
Aetna Inc. 7.375% 2006                                                                                       22,000           22,606
Aetna Inc. 7.875% 2011                                                                                        4,500            5,195
Quintiles Transnational Corp. 10.00% 2013                                                                    13,050           14,159
Pharma Services Intermediate Holding Corp. 0%/11.50% 2014(3,7)                                               19,250           13,571
Health Net, Inc. 9.875% 2011(5)                                                                              22,175           26,760
Team Health, Inc. 9.00% 2012                                                                                 24,000           24,000
Triad Hospitals, Inc. 7.00% 2012                                                                             15,000           15,450
Humana Inc. 7.25% 2006                                                                                       13,375           13,846
Wyeth 5.50% 2013(5)                                                                                           9,000            9,335
Amgen Inc. 4.00% 2009(3)                                                                                      9,125            8,985
Concentra Operating Corp. 9.50% 2010                                                                          4,000            4,180
Concentra Operating Corp. 9.125% 2012                                                                         2,680            2,774
MedCath Holdings Corp. 9.875% 2012                                                                            4,275            4,681
                                                                                                                             513,457

ASSET-BACKED OBLIGATIONS(9) -- 0.62%
CWABS, Inc., Series 2004-12, Class 2-AV-2, 3.30% 2033(5)                                                     11,750           11,783
CWABS, Inc., Series 2004-15, Class AF-5, 5.227% 2035                                                         14,250           14,103
Vita Capital Ltd., Series 2003-I, 4.45% 2007(3,5)                                                            24,000           24,062
Green Tree Financial Corp., Series 1995-4, Class B-2, 7.70% 2025(8)                                           1,624              130
Green Tree Financial Corp., Series 1995-3, Class B-2, 8.10% 2025(8)                                          13,517            3,244
Green Tree Financial Corp., Series 1995-2, Class B-2, 8.80% 2026(8)                                           9,716            4,081
Green Tree Financial Corp., Series 1996-2, Class B-2, 7.90% 2027(8)                                           9,138               23
Green Tree Financial Corp., Series 1996-10, Class B-2, 7.74% 2028(8)                                          6,023               15
Green Tree Financial Corp., Series 1997-8, Class B-2, 7.75% 2028(8)                                           4,448               11
Green Tree Financial Corp., Series 1997-1, Class B-2, 7.76% 2028(8)                                           6,781               17
Green Tree Financial Corp., Series 1997-2, Class B-2, 8.05% 2028(8)                                           2,283                6
Green Tree Financial Corp., Series 1997-6, Class B-2, 7.75% 2029(8)                                           7,345               18
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029(8)                                    17,655           16,243
Green Tree Financial Corp., Series 1998-3, Class B-2, 8.07% 2030(8)                                           3,282                8
Green Tree Financial Corp., Series 1998-4, Class B-2, 8.11% 2030(8)                                           4,493               11
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011(3)                                    20,000           20,294
Metris Master Trust, Series 2000-3, Class A, 3.25% 2009(5)                                                   14,428           14,440
Metris Master Trust, Series 2001-2, Class A, 3.31% 2009(5)                                                    3,500            3,502
AESOP Funding II LLC, Series 2002-1A, Class A-1, AMBAC insured, 3.85% 2006(3)                                 7,925            7,934
AESOP Funding II LLC, Series 2003-2, Class A-1, MBIA insured, 2.74% 2007(3)                                   8,000            7,920
Residential Asset Securities Corp. Trust, Series 2003-KS2, Class A-I-3, 2.66% 2028                              580              578
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031                            8,790            8,982
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 3.32% 2033(5)                           4,421            4,432
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA insured, 3.55% 2009                   5,000            4,989
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA insured, 3.48% 2010                 9,000            8,950
California Infrastructure and Economic Development Bank, Special Purpose Trust, PG&E-1,
     Series 1997-1, Class A-7, 6.42% 2008                                                                     2,970            3,032
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012                                       10,000            9,976
Chase Credit Card Owner Trust, Series 2003-4, Class C, 4.204% 2016(5)                                        11,500           12,009
Residential Asset Mortgage Products Trust, Series 2004-RS3, Class A-I-2, 3.052% 2029                          5,000            4,941
Residential Asset Mortgage Products Trust, Series 2003-RZ4, Class A-7, 4.79% 2033(5)                          7,000            6,989
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FL, 8.17% 2007(3,5)           5,000            5,053
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007(3)           5,000            5,173
Home Equity Asset Trust, Series 2004-7, Class M-1, 3.64% 2035(5)                                             10,000           10,096
MBNA Master Credit Card Trust II, Series 1999-D, Class C, 6.95% 2008(3)                                       4,700            4,856
MBNA Master Credit Card Trust II, Series 2000-H, Class B, 3.554% 2013(5)                                      5,000            5,084
Structured Asset Investment Loan Trust, Series 2004-BNC2, Class A-4, 3.34% 2034(5)                            9,407            9,458
MMCA Auto Owner Trust, Series 2001-4, Class B, 4.84% 2008                                                     1,397            1,400
MMCA Auto Owner Trust, Series 2002-4, Class A-4, 3.05% 2009                                                   5,000            4,964
MMCA Auto Owner Trust, Series 2002-4, Class B, 3.82% 2009                                                     3,044            3,032
Mediterranean Re PLC, Class B, 8.67% 2005(3,5)                                                                9,000            9,144
First USA Credit Card Master Trust, Series 1997-4, Class C, 3.97% 2010(3,5)                                   6,500            6,528
First USA Credit Card Master Trust, Series 1998-6, Class C, 6.16% 2011(3)                                     2,000            2,092
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024                                7,706            8,268
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010                                               8,000            7,994
Centex Home Equity Loan Trust, Series 2003-A, Class AF-3, 2.708% 2026                                         2,580            2,573
Centex Home Equity Loan Trust, Series 2005-A, Class AF-3, 4.14% 2028                                          5,000            4,961
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 3.77% 2033(5)                                 7,000            7,035
CitiFinancial Mortgage Securities Inc., Series 2003-3, Class AF-5, 4.553% 2033                                6,500            6,430
Banco Itau SA, Series 2002, XLCA insured, 3.996% 2007(3,5)                                                    6,122            6,122
PIONEER 2002 Ltd., Series 2002-I, Class D, 4.76% 2006(3,5)                                                    6,000            6,033
SLM Private Credit Student Loan Trust, Series 2002-A, Class A-2, 3.56% 2030(5)                                5,000            5,065
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 3.33% 2035(5)              5,000            5,003
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured, 3.52% 2009(3)                             4,433            4,416
Chevy Chase Auto Receivables Trust, Series 2001-2, Class B, 5.16% 2008                                        4,332            4,364
Long Beach Mortgage Loan Trust, Series 2004-A, Class M-3, 3.97% 2024(5)                                       3,500            3,538
Drivetime Auto Owner Trust, Series 2003-A, Class A-3, XLCA insured, 2.524% 2008(3)                            3,343            3,331
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured, 2.29% 2009(3)                         3,062            3,020
SeaWest Securitization, LLC, Series 2002-A, Class A-3, XLCA insured, 3.58% 2008(3)                              949              949
SeaWest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured, 2.84% 2009(3)                            1,465            1,460
Nebhelp Trust, Student Loan Interest Margin Securities, Series 1, Class A, MBIA insured, 6.68% 2016(3)        1,526            1,564
PECO Energy Transition Trust, Series 1999-A, Class A-7, 6.13% 2009                                            1,250            1,316
Residential Reinsurance 2002 Ltd. 7.81% 2005(3,5)                                                               500              501
Pass-through Amortizing Credit Card Trusts, Series 2002-1A, Class A-2FX, 4.685% 2012(3)                         292              292
Pass-through Amortizing Credit Card Trusts, Series 2002-1A, Class A-3FX, 6.298% 2012(3)                         195              195
NPF XII, Inc., Series 1999-3, Class B, 2.389% 2003(3,5,11)                                                    3,000                0
NPF XII, Inc., Series 2001-1A, Class A, 1.989% 2004(3,5,11)                                                   5,000              275
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007(3,8)                                                        1,000               55
                                                                                                                             344,363

NON-U.S. GOVERNMENT BONDS & NOTES -- 0.28%
United Mexican States Government Global 4.625% 2008                                                          10,000            9,943
United Mexican States Government Global 8.625% 2008                                                           5,000            5,530
United Mexican States Government Eurobonds, Global 8.375% 2011                                                3,000            3,441
United Mexican States Government Eurobonds, Global 7.50% 2012                                                 6,310            7,020
United Mexican States Government Global 6.375% 2013                                                           7,500            7,841
United Mexican States Government Global 11.375% 2016                                                         29,684           43,116
United Mexican States Government Global 8.125% 2019                                                           2,061            2,419
United Mexican States Government Global 8.30% 2031                                                            1,965            2,306
United Mexican States Government Global 7.50% 2033                                                            2,833            3,074
Russian Federation 8.25% 2010                                                                                25,250           27,682
Russian Federation 8.25% 2010(3)                                                                             10,000           10,963
Russian Federation 5.00% 2030(5)                                                                              7,770            8,290
State of Qatar 9.75% 2030                                                                                     9,000           13,455
El Salvador (Republic of) 7.75% 2023                                                                          3,000            3,308
El Salvador (Republic of) 7.75% 2023(3)                                                                       1,250            1,378
Banque Centrale de Tunisie 7.375% 2012                                                                        3,500            3,981
                                                                                                                             153,747

MUNICIPALS -- 0.11%
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement
        Asset-backed Bonds, Series 2003-A1, 6.25% 2033                                                       19,750           20,297
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2003, 4.375% 2019                                                                                 2,500            2,505
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2003, 6.125% 2024                                                                                 9,625            9,827
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed
        Bonds, 6.125% 2027                                                                                    9,565            9,779
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2001-A, Class A, 6.36% 2025                                                                       5,559            5,659
State of California, Department of Water Resources, Power Supply Revenue Bonds,
        Series 2002-E, 4.33% 2006                                                                             4,500            4,515
State of New York, Dormitory Authority, City University System Consolidated Third General
        Resolution Revenue Bonds, Series 2003-2, 2.38% 2005                                                   4,500            4,494
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2002-A, Class A, 6.72% 2025                                                                       4,546            4,432
                                                                                                                              61,508

MISCELLANEOUS -- 0.01%
Other bonds & notes in initial period of acquisition                                                                           4,209


TOTAL BONDS & NOTES (COST: $12,418,755,000)                                                                               12,425,159


Short-term securities -- 7.75%

U.S. Treasury Bills 2.593%-2.815% due 5/5-7/21/2005(13)                                                     435,000          433,784
Federal Home Loan Bank 2.74%-2.95% due 5/13-7/20/2005(13)                                                   338,500          336,929
Wal-Mart Stores Inc. 2.84%-2.97% due 5/24-7/1/2005(3)                                                       229,500          228,786
Freddie Mac 2.66%-2.89% due 5/3-6/30/2005                                                                   221,500          220,946
DuPont (E.I.) de Nemours & Co. 2.79%-2.92% due 5/16-6/17/2005(13)                                           210,805          210,315
Variable Funding Capital Corp. 2.87%-2.96% due 5/20-6/17/2005(3)                                            194,200          193,675
Citicorp 2.92% due 6/10/2005                                                                                 50,000           49,840
CAFCO, LLC 2.90%-3.04% due 5/26-7/15/2005(3)                                                                138,300          137,654
Procter & Gamble Co. 2.77%-3.05% due 5/13-7/25/2005(3)                                                      176,800          176,048
Park Avenue Receivables Co., LLC 2.79%-2.95% due 5/4-5/23/2005(3)                                           128,800          128,648
Preferred Receivables Funding Corp. 2.84%-2.86% due 5/12-5/13/2005(3)                                        39,046           39,007
International Bank for Reconstruction and Development 2.53%-2.83% due 5/6-6/13/2005                         150,000          149,702
Wells Fargo & Co. 2.82%-2.99% due 5/11-6/27/2005(13)                                                        150,000          149,583
Bank of America Corp. 2.82%-2.97% due 5/18-6/28/2005                                                        144,200          143,842
Three Pillars Funding, LLC 2.91%-2.98% due 5/17-5/25/2005(3)                                                122,239          122,033
Coca-Cola Co. 2.66%-2.95% due 5/2-6/28/2005                                                                 115,300          115,092
FCAR Owner Trust I 2.75%-2.98% due 5/16-6/15/2005                                                           103,300          103,105
Gannett Co. 2.81%-2.90% due 5/23-6/24/2005(3)                                                               100,000           99,658
Clipper Receivables Co., LLC 2.82%-3.02% due 5/13-6/3/2005(3)                                                99,700           99,493
HSBC Finance Corp. 2.88%-2.95% due 5/23-6/24/2005                                                            94,500           94,208
General Electric Capital Services, Inc. 2.73% due 5/4/2005                                                   50,000           49,986
Edison Asset Securitization LLC 2.74% due 5/13/2005(3)                                                       41,300           41,260
American General Finance Corp. 2.77% due 5/10/2005                                                           50,000           49,961
International Lease Finance Corp. 2.80% due 5/9/2005                                                         25,000           24,982
International Business Machines Corp. 2.795%-2.83% due 5/23-5/27/2005                                        75,000           74,850
American Express Credit Corp. 2.97% due 6/1-6/24/2005                                                        73,500           73,209
PepsiCo Inc. 2.80%-2.94% due 5/16-5/27/2005(3)                                                               63,200           63,087
Exxon Project Investment Corp. 2.92% due 6/6/2005(3)                                                         33,200           33,100
Exxon Asset Management Co. 2.75% due 5/11/2005(3)                                                            26,700           26,678
Triple-A One Funding Corp. 2.68%-2.97% due 5/9-5/25/2005(3)                                                  57,777           57,696
BellSouth Corp. 2.76%-2.87% due 5/3-5/19/2005(3)                                                             55,600           55,551
Fannie Mae 2.66% due 5/2/2005                                                                                50,000           49,993
Pfizer Inc 2.90% due 6/3/2005(3)                                                                             50,000           49,863
Hershey Foods Corp. 2.95% due 6/28/2005(3)                                                                   50,000           49,756
Private Export Funding Corp. 2.82% due 6/2/2005(3)                                                           48,000           47,879
Verizon Network Funding Corp. 2.92%-2.95% due 6/3-6/7/2005                                                   45,400           45,269
New Center Asset Trust Plus 2.72%-2.94% due 5/3-6/6/2005                                                     45,000           44,920
Harley-Davidson Funding Corp. 2.80%-2.90% due 5/16-5/26/2005(3)                                              40,000           39,929
Abbott Laboratories Inc. 2.86%-2.94% due 5/19-6/7/2005(3)                                                    36,747           36,651
Anheuser-Busch Cos. Inc. 2.70% due 5/12/2005(3)                                                              27,500           27,476
Colgate-Palmolive Co. 2.75% due 5/2/2005(3)                                                                  25,000           24,996
Federal Farm Credit Banks 2.58% due 5/4/2005                                                                 25,000           24,992
USAA Capital Corp. 2.67% due 5/16/2005                                                                       25,000           24,969
NetJets Inc. 2.91% due 6/7/2005(3)                                                                           25,000           24,923
Illinois Tool Works Inc. 2.95% due 6/21/2005                                                                 25,000           24,894
3M Co. 2.78% due 5/19/2005                                                                                   14,300           14,280

TOTAL SHORT-TERM SECURITIES (COST: $4,313,452,000)                                                                         4,313,498


TOTAL INVESTMENT SECURITIES (COST: $49,949,284,000)                                                                       55,544,131
OTHER ASSETS LESS LIABILITIES                                                                                                 84,166

NET ASSETS                                                                                                               $55,628,297




"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended April 30, 2005, appear below.




                                           Beginning                                          Ending      Dividend
                                              shares                                          shares    or interest           Market
                                        or principal                                    or principal         income            value
Company                                       amount        Purchases       Sales             amount          (000)            (000)

R.R. Donnelley & Sons Co.                  7,250,000        4,836,000          --         12,086,000       $  1,885      $   397,750
iStar Financial, Inc.                      7,185,000           55,000          --          7,240,000          5,303          288,442
iStar Financial, Inc. 5.375% 2010             $   --     $ 10,925,000      $   --        $10,925,000             15           10,968
iStar Financial, Inc., Series F, 7.80%
     cumulative redeemable preferred         400,000               --          --            400,000            195           10,304
iStar Financial, Inc.,
     Series B, 5.125% 2011               $10,000,000           $   --      $   --        $10,000,000            136            9,855
iStar Financial, Inc. 7.00% 2008          $6,525,000           $   --      $   --         $6,525,000             90            6,932
iStar Financial, Inc.,
     Series B, 4.875% 2009                $5,000,000           $   --      $   --         $5,000,000             70            4,961
iStar Financial, Inc. 6.05% 2015               $   --      $4,285,000      $   --         $4,285,000              6            4,335
iStar Financial, Inc. 6.00% 2010          $3,750,000           $   --      $   --         $3,750,000             57            3,866
iStar Financial, Inc. 8.75% 2008          $1,028,000           $   --      $   --         $1,028,000             16            1,152
Arthur J. Gallagher & Co.                  5,165,400               --          --          5,165,400          1,446          143,805
Montpelier Re Holdings Ltd.                3,192,000          928,000          --          4,120,000         24,143          136,743
Sunstone Hotel Investors, Inc.             1,910,000          330,000          --          2,240,000            544           49,190
Beverly Hills Bancorp Inc.                 1,939,517               --          --          1,939,517            242           20,249
Clarent Hospital Corp.(2,4)                  484,684               --          --            484,684             --              242
                                                                                                            $34,148       $1,088,794


(1) The fund owns 5% or more of the outstanding voting shares of this company. See table above for additional information.

(2)  Security did not produce income during the last 12 months.

(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $4,731,499,000, which represented 8.51% of the net assets of the fund.

(4) Valued under fair value procedures adopted by authority of the Board of Directors.

(5)  Coupon rate may change periodically.

(6) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

(7)  Step bond; coupon rate will increase at a later date.

(8) Company not making scheduled interest payments; bankruptcy proceedings pending.

(9) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.

(10) Index-linked bond whose principal amount moves with a government retail price index.

(11) Company did not make principal payment upon scheduled maturity date; reorganization pending.

(12) Scheduled interest payments not made; reorganization pending.

(13) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts



Federal income tax information                                                  (dollars in thousands)

Gross unrealized appreciation on investment securities                                    $  6,887,666
Gross unrealized depreciation on investment securities                                     (1,296,433)
Net unrealized appreciation on investment securities                                         5,591,233
Cost of investment securities for federal income tax purposes                               49,952,898



ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 301-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA, INC.

By /s/ Hilda L. Applbaum
------------------------------------
Hilda L. Applbaum, President and PEO

Date: June 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Hilda L. Applbaum
------------------------------------
Hilda L. Applbaum, President and PEO

Date: June 28, 2005



By /s/ Dayna G. Yamabe
----------------------------------
Dayna G. Yamabe, Treasurer and PFO

Date: June 28, 2005